UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22761

Investment Company Act file number

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

(855)-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2017

Unaudited

Stone Ridge High Yield Reinsurance Risk Premium Fund

Stone Ridge U.S. Large Cap Variance Risk Premium Fund

Stone Ridge U.S. Small Cap Variance Risk Premium Fund

Stone Ridge U.S. Variance Risk Premium Master Fund

Stone Ridge International Developed Markets Variance Risk Premium Fund

Stone Ridge Emerging Markets Variance Risk Premium Fund

Stone Ridge International Variance Risk Premium Master Fund

Stone Ridge Global Equity Variance Risk Premium Master Fund

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2017 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2017	$157,037,709	13.3%

2018	411,249,707	34.7%

2019	229,081,995	19.4%

2020	68,122,741	5.8%

2021	52,782,398	4.5%

2022	45,786,865	3.9%

2023	13,591,443	1.2%

2024	3,424,000	0.3%

2025	623,000	0.1%

2034	19,054,638	1.6%

Not Applicable(1)	124,801,877	10.5%

Other(2)	54,758,951	4.7%
	$1,180,315,324

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Short-Term Investments	$126,440,351	100.9%

Liabilities in Excess of Other Assets(3)	(1,199,485)	-0.9%
	$125,240,866

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Short-Term Investments	$106,416,226	110.9%

Liabilities in Excess of Other Assets(3)	(10,502,247)	-10.9%
	$95,913,979

STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND PORTFOLIO ALLOCATION BY HOLDINGS

Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I	$7,870,911	65.9%

Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I	4,002,889	33.6%

Short-Term Investments	75,023	0.6%

Liabilities in Excess of Other Assets(3)	(11,832)	-0.1%
	$11,936,991

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Continget Value Rights	$5,744	0.0%

Short-Term Investments	325,649,065	100.3%

Liabilities in Excess of Other Assets(3)	(981,056)	-0.3%
	$324,673,753

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND PORTFOLIO ALLOCATION BY HOLDINGS

Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I	$150,328,495	66.8%

Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I	74,606,023	33.2%

Short-Term Investments	159,723	0.1%

Liabilities in Excess of Other Assets(3)	(154,204)	-0.1%
	$224,940,037

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Short-Term Investments	$52,400,236	100.9%

Liabilities in Excess of Other Assets(3)	(490,176)	-0.9%
	$51,910,060

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND PORTFOLIO ALLOCATION BY HOLDINGS

Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I	$13,893,310	33.4%

Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I	13,705,588	33.0%

Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I	6,934,719	16.7%

Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I	6,827,564	16.4%

Short-Term Investments	252,535	0.6%

Liabilities in Excess of Other Assets(3)	(23,202)	-0.1%
	$41,590,514

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2017 (Unaudited)

(1)	Preference shares do not have maturity dates.
(2)	Cash, cash equivalents, short-term investments and other assets less liabilities.
(3)	Cash, cash equivalents and other assets less liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT		FAIR VALUE
EVENT LINKED BONDS - 80.5%

China - 0.2%

Earthquake - 0.2%
Panda Re 2015-1 4.853%, 06/30/2018 (a)(b)(c) (Cost: $2,065,000; Acquisition Date: 06/26/2015)		$2,065,000	$2,070,183

Europe - 0.2%

Windstorm - 0.2%
Calypso Capital II Class B 3.660%, 01/08/2018 (a)(b)(c) (Cost: $3,733,927; Acquisition Date: 10/07/2013)	EUR	2,750,000	3,030,925

Global - 33.7%

Earthquake - 0.6%
Acorn Re 2015-1 4.532%, 07/17/2018 (a)(b)(c) (Cost: $5,250,000; Acquisition Date: 07/02/2015)		$5,250,000	5,342,662
Tramline Re II 2013-1 Class A 4.053%, 07/07/2017 (a)(b)(c) (Cost: $1,750,000; Acquisition Date: 06/19/2013)		1,750,000	1,750,788

			7,093,450

Mortality/Longevity - 3.1%
Benu Capital Class B 3.350%, 01/08/2020 (a)(b)(c) (Cost: $12,884,938; Acquisition Date: 04/21/2015)	EUR	12,000,000	13,255,267
Chesterfield Re 2014-1 4.500%, 12/15/2034 (c) (Cost: $19,137,888; Acquisition Date: 12/11/2014)		$19,137,888	19,054,638
Vita Capital VI 4.041%, 01/08/2021 (a)(b)(c) (Cost: $3,000,000; Acquisition Date: 12/15/2015)		3,000,000	3,050,550
Vitality Re VI Class B 2.903%, 01/08/2018 (a)(b)(c) (Cost: $1,000,000; Acquisition Date: 01/21/2015)		1,000,000	999,900

			36,360,355

Multiperil - 29.0%
Atlas IX 2015-1 8.593%, 01/07/2019 (a)(b)(c) (Cost: $6,984,000; Acquisition Date: 02/05/2015)		6,984,000	7,129,267
Atlas IX 2016-1 8.508%, 01/08/2020 (a)(b)(c) (Cost: $25,250,000; Acquisition Date: 12/23/2015)		25,250,000	26,727,125
Galileo Re 2015-1 Class A 14.303%, 01/08/2018 (a)(b)(c) (Cost: $18,004,358; Original Acquisition Date: 01/29/2015)		17,930,000	18,296,668

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 29.0% (continued)
Galileo Re 2016-1 Class A 14.043%, 01/08/2019 (a)(b)(c) (Cost: $13,618,000; Acquisition Date: 01/20/2016)	$13,618,000	$13,836,569
Galileo Re 2016-1 Class B 9.523%, 01/08/2019 (a)(b)(c) (Cost: $13,618,000; Acquisition Date: 01/20/2016)	13,618,000	13,784,140
Galileo Re 2016-1 Class C 7.523%, 01/08/2019 (a)(b)(c) (Cost: $13,617,000; Acquisition Date: 01/20/2016)	13,617,000	13,709,596
Kilimanjaro Re 2014-1 Class B 5.303%, 04/30/2018 (a)(b)(c) (Cost: $16,746,000; Acquisition Date: 04/17/2014)	16,746,000	16,881,643
Kilimanjaro Re 2014-2 Class C 4.553%, 11/25/2019 (a)(b)(c) (Cost: $40,000,000; Acquisition Date: 11/07/2014)	40,000,000	40,600,000
Kilimanjaro Re 2015-1 Class D 10.053%, 12/06/2019 (a)(b)(c) (Cost: $10,000,000; Acquisition Date: 11/10/2015)	10,000,000	10,232,500
Kilimanjaro Re 2015-1 Class E 7.553%, 12/06/2019 (a)(b)(c) (Cost: $15,800,842; Original Acquisition Date: 11/10/2015)	15,784,000	16,098,891
Kilimanjaro Re II 2017-1 Class A-1 11.117%, 04/20/2021 (a)(b)(c) (Cost: $3,666,000; Acquisition Date: 04/06/2017)	3,666,000	3,674,432
Kilimanjaro Re II 2017-1 Class B-1 8.617%, 04/20/2021 (a)(b)(c) (Cost: $6,022,000; Acquisition Date: 04/06/2017)	6,022,000	6,043,378
Kilimanjaro Re II 2017-1 Class C-1 7.117%, 04/20/2021 (a)(b)(c) (Cost: $4,525,000; Acquisition Date: 04/06/2017)	4,525,000	4,542,421
Kilimanjaro Re II 2017-2 Class A-2 11.117%, 04/21/2022 (a)(b)(c) (Cost: $1,571,000; Acquisition Date: 04/06/2017)	1,571,000	1,574,221
Kilimanjaro Re II 2017-2 Class B-2 8.617%, 04/21/2022 (a)(b)(c) (Cost: $2,357,000; Acquisition Date: 04/06/2017)	2,357,000	2,365,132
Kilimanjaro Re II 2017-2 Class C-2 7.117%, 04/21/2022 (a)(b)(c) (Cost: $1,760,000; Acquisition Date: 04/06/2017)	1,760,000	1,767,304
Loma Re 2013-1 Class A 8.240%, 01/08/2018 (a)(b)(c) (Cost: $3,665,000; Acquisition Date: 12/20/2013)	3,665,000	3,675,445

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT		FAIR VALUE
Multiperil - 29.0% (continued)
Loma Re 2013-1 Class B 13.123%, 01/08/2018 (a)(b)(c) (Cost: $9,995,000; Acquisition Date: 12/20/2013)		$9,995,000	$10,023,985
Loma Re 2013-1 Class C 18.093%, 01/08/2018 (a)(b)(c) (Cost: $19,011,000; Acquisition Date: 12/20/2013)		19,011,000	19,054,725
Mona Lisa Re 2013-2 Class A 8.103%, 07/07/2017 (a)(b)(c) (Cost: $10,800,000; Acquisition Date: 07/01/2013)		10,800,000	10,844,280
Queen Street XII 6.410%, 04/08/2020 (a)(b)(c) (Cost: $3,463,000; Acquisition Date: 05/13/2016)		3,463,000	3,497,803
Resilience Re Series 1642B 3.562%, 04/07/2019 (a)(b)(c)(d) (Cost: $6,849; Acquisition Date: 04/07/2016)		1,542,764	309,761
Tradewynd Re 2013-1 Class 1 10.453%, 07/09/2018 (a)(b)(c) (Cost: $14,500,000; Acquisition Date: 07/02/2013)		14,500,000	15,448,300
Tradewynd Re 2014-1 Class 3-A 5.400%, 01/08/2018 (a)(b)(c) (Cost: $15,000,000; Acquisition Date: 12/05/2014)		15,000,000	15,045,000
Tradewynd Re 2014-1 Class 3-B 7.430%, 01/08/2018 (a)(b)(c) (Cost: $40,000,000; Acquisition Date: 12/05/2014)		40,000,000	40,424,000
Tramline Re II 2014-1 Class A 9.053%, 01/04/2019 (a)(b)(c) (Cost: $25,750,000; Acquisition Date: 12/04/2014)		25,750,000	26,225,087

			341,811,673

Other - 0.4%
Operational Re 5.500%, 04/08/2021 (a)(c) (Cost: $5,093,092; Acquisition Date: 05/19/2016)	CHF	5,047,000	5,090,948

Windstorm - 0.6%
Queen Street X 6.553%, 06/08/2018 (a)(b)(c) (Cost: $1,279,000; Acquisition Date: 03/25/2015)		$1,279,000	1,285,971
Queen Street XI 6.953%, 06/07/2019 (a)(b)(c) (Cost: $6,000,000; Acquisition Date: 12/15/2015)		6,000,000	6,087,000

			7,372,971

			397,729,397

	PRINCIPAL AMOUNT	FAIR VALUE
Japan - 3.5%

Earthquake - 3.4%
Kizuna Re II 2014-1 Class A 3.053%, 04/06/2018 (a)(b)(c) (Cost: $6,750,000; Acquisition Date: 02/28/2014)	$6,750,000	$6,753,037
Kizuna Re II 2014-1 Class B 3.303%, 04/06/2018 (a)(b)(c) (Cost: $4,500,000; Acquisition Date: 02/28/2014)	4,500,000	4,497,300
Nakama Re 2014-1 Class 2 3.303%, 04/13/2018 (a)(b)(c) (Cost: $4,250,000; Acquisition Date: 05/23/2014)	4,250,000	4,273,588
Nakama Re 2014-2 Class 2 3.678%, 01/16/2020 (a)(b)(c) (Cost: $5,630,920; Original Acquisition Date: 12/12/2014)	5,625,000	5,752,406
Nakama Re 2015-1 Class 2 4.053%, 01/14/2021 (a)(b)(c) (Cost: $6,000,000; Acquisition Date: 12/14/2015)	6,000,000	6,221,700
Nakama Re 2016-1 Class 1 3.246%, 10/13/2021 (a)(b)(c) (Cost: $7,500,000; Acquisition Date: 09/21/2016)	7,500,000	7,625,250
Nakama Re 2016-1 Class 2 4.296%, 10/13/2021 (a)(b)(c) (Cost: $4,830,000; Acquisition Date: 09/21/2016)	4,830,000	4,937,951

		40,061,232

Windstorm - 0.1%
Aozora Re 2016-1 A 3.459%, 04/07/2020 (a)(b)(c) (Cost: $1,149,000; Acquisition Date: 03/23/2016)	1,149,000	1,171,578

		41,232,810

Turkey - 0.3%

Earthquake - 0.3%
Bosphorus Re 2015-1 Class A 4.341%, 08/17/2018 (a)(b)(c) (Cost: $3,250,000; Acquisition Date: 08/11/2015)	3,250,000	3,301,513

United States - 42.6%

Earthquake - 5.7%
Golden State Re II 2014-1 Class A 3.003%, 01/08/2019 (a)(b)(c) (Cost: $7,100,000; Acquisition Date: 09/10/2014)	7,100,000	7,064,500
Merna Re 2015-1 Class A 2.803%, 04/09/2018 (a)(b)(c) (Cost: $1,478,000; Acquisition Date: 03/16/2015)	1,478,000	1,477,778

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Earthquake - 5.7% (continued)
Merna Re 2016-1 Class A 3.053%, 04/08/2019 (a)(b)(c) (Cost: $1,131,000; Acquisition Date: 03/24/2016)	$1,131,000	$1,136,372
Ursa Re 2014-1 Class B 5.000%, 12/07/2017 (a)(b)(c) (Cost: $28,750,000; Acquisition Date: 11/14/2014)	28,750,000	28,844,875
Ursa Re 2015-1 Class B 5.000%, 09/21/2018 (a)(b)(c) (Cost: $26,000,000; Acquisition Date: 09/10/2015)	26,000,000	26,380,900
Ursa Re 2016-1 Class A 4.000%, 12/10/2019 (a)(b)(c) (Cost: $2,459,000; Acquisition Date: 11/21/2016)	2,459,000	2,473,631

		67,378,056

Multiperil - 21.7%
Blue Halo Re 2016-1 Class A 14.803%, 06/21/2019 (a)(b)(c) (Cost: $4,750,000; Acquisition Date: 06/10/2016)	4,750,000	4,720,550
Blue Halo Re 2016-1 Class B 20.553%, 06/21/2019 (a)(b)(c) (Cost: $2,600,000; Acquisition Date: 06/10/2016)	2,600,000	2,541,890
Blue Halo Re 2016-2 Class C 9.053%, 07/26/2019 (a)(b)(c) (Cost: $7,000,000; Acquisition Date: 07/18/2016)	7,000,000	7,228,200
Caelus Re 2017-1 Class B 4.500%, 06/05/2024 (a)(b)(c) (Cost: $1,297,000; Acquisition Date: 04/27/2017)	1,297,000	1,297,000
Caelus Re 2017-1 Class C 6.500%, 06/05/2024 (a)(b)(c) (Cost: $830,000; Acquisition Date: 04/27/2017)	830,000	830,000
Caelus Re 2017-1 Class D 9.250%, 06/05/2024 (a)(b)(c) (Cost: $830,000; Acquisition Date: 04/27/2017)	830,000	830,000
Caelus Re IV 2016-1 Class A 6.293%, 03/06/2020 (a)(b)(c) (Cost: $4,818,000; Acquisition Date: 02/23/2016)	4,818,000	4,998,916
East Lane Re VI 2014-1 Class A 3.453%, 03/14/2018 (a)(b)(c) (Cost: $13,807,000; Acquisition Date: 03/03/2014)	13,807,000	13,798,025
East Lane Re VI 2015-1 Class A 4.193%, 03/13/2020 (a)(b)(c) (Cost: $10,787,000; Acquisition Date: 03/02/2015)	10,787,000	10,940,715

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 21.7% (continued)
Espada Re 2016-1 Class 20 5.750%, 06/06/2020 (a)(b)(c) (Cost: $1,785,000; Acquisition Date: 02/12/2016)	$1,785,000	$1,778,931
First Coast Re 2016-1 Class A 4.803%, 06/07/2019 (a)(b)(c) (Cost: $7,000,000; Acquisition Date: 05/25/2016)	7,000,000	7,046,550
Laetere Re 2016-1 Class A 4.000%, 06/06/2017 (a)(b)(c)(d) (Cost: $1,988,200; Acquisition Date: 05/26/2016)	2,000,000	1,990,600
Laetere Re 2016-1 Class B 6.520%, 06/06/2017 (a)(b)(c)(d) (Cost: $3,466,752; Acquisition Date: 05/26/2016)	3,500,000	3,477,250
Laetere Re 2016-1 Class C 12.896%, 06/06/2017 (a)(b)(c)(d) (Cost: $7,854,263; Acquisition Date: 05/26/2016)	8,000,000	7,920,000
Long Point Re III 2015-1 Class A 3.750%, 05/23/2018 (a)(b)(c) (Cost: $15,000,000; Acquisition Date: 05/07/2015)	15,000,000	15,150,750
PennUnion Re 2015-1 5.303%, 12/07/2018 (a)(b)(c) (Cost: $2,829,000; Acquisition Date: 10/05/2015)	2,829,000	2,840,599
Residential Re 2013-I Class 11 8.803%, 06/06/2017 (a)(b)(c) (Cost: $18,500,000; Acquisition Date: 05/22/2013)	18,500,000	18,549,025
Residential Re 2013-I Class 3 10.053%, 06/06/2017 (a)(b)(c) (Cost: $11,000,000; Acquisition Date: 05/22/2013)	11,000,000	11,043,450
Residential Re 2013-II Class 1 20.803%, 12/06/2017 (a)(b)(c) (Cost: $12,653,002; Original Acquisition Date: 11/18/2013)	12,623,000	12,595,229
Residential Re 2013-II Class 4 6.053%, 12/06/2017 (a)(b)(c) (Cost: $5,500,000; Acquisition Date: 11/18/2013)	5,500,000	5,499,175
Residential Re 2014-I Class 10 15.883%, 06/06/2018 (a)(b)(c) (Cost: $13,162,000; Acquisition Date: 05/22/2014)	13,162,000	13,338,371
Residential Re 2014-I Class 13 4.413%, 06/06/2018 (a)(b)(c) (Cost: $141,000; Acquisition Date: 05/22/2014)	141,000	141,853
Residential Re 2014-II Class 4 5.603%, 12/06/2018 (a)(b)(c) (Cost: $8,000,000; Acquisition Date: 11/20/2014)	8,000,000	7,979,600

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 21.7% (continued)
Residential Re 2015-I Class 10 11.773%, 06/06/2019 (a)(b)(c) (Cost: $6,053,000; Acquisition Date: 05/21/2015)	$6,053,000	$6,177,994
Residential Re 2015-I Class 11 6.763%, 06/06/2019 (a)(b)(c) (Cost: $6,585,000; Acquisition Date: 05/21/2015)	6,585,000	6,713,078
Residential Re 2015-II Class 3 8.053%, 12/06/2019 (a)(b)(c) (Cost: $12,500,000; Acquisition Date: 11/20/2015)	12,500,000	12,765,625
Residential Re 2016-I Class 10 12.303%, 06/06/2023 (a)(b)(c) (Cost: $2,391,000; Acquisition Date: 04/28/2016)	2,391,000	2,421,007
Residential Re 2016-I Class 11 5.553%, 06/06/2023 (a)(b)(c) (Cost: $3,074,000; Acquisition Date: 04/28/2016)	3,074,000	3,060,936
Residential Re 2016-I Class 13 4.053%, 06/06/2023 (a)(b)(c) (Cost: $6,000,000; Acquisition Date: 04/28/2016)	6,000,000	6,034,500
Residential Re 2017-I Class 11 0.500%, 06/06/2021 (a)(b)(c) (Cost: $1,769,000; Acquisition Date: 04/19/2017)	1,769,000	1,769,000
Sanders Re 2013-1 Class A 4.303%, 05/05/2017 (a)(b)(c) (Cost: $11,000,000; Acquisition Date: 04/29/2013)	11,000,000	10,995,050
Sanders Re 2013-1 Class B 4.000%, 05/05/2017 (a)(b)(c) (Cost: $4,000,000; Acquisition Date: 04/29/2013)	4,000,000	3,998,400
Sanders Re 2014-1 Class B 3.883%, 05/25/2018 (a)(b)(c) (Cost: $18,750,000; Acquisition Date: 05/07/2014)	18,750,000	18,762,188
Sanders Re 2014-1 Class C 4.103%, 05/25/2018 (a)(b)(c) (Cost: $19,000,000; Acquisition Date: 05/07/2014)	19,000,000	19,045,600
Sanders Re 2014-1 Class D 4.673%, 05/28/2019 (a)(b)(c) (Cost: $6,705,000; Acquisition Date: 05/07/2014)	6,705,000	6,764,004
Torrey Pines 2017-1 B 0.500%, 06/09/2025 (a)(b)(c) (Cost: $623,000; Acquisition Date: 04/27/2017)	623,000	623,000
Torrey Pines 2017-1 C 0.500%, 06/09/2024 (a)(b)(c) (Cost: $467,000; Acquisition Date: 04/27/2017)	467,000	467,000

		256,134,061

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 15.2%
Alamo Re 2014-1 Class A 6.003%, 06/07/2017 (a)(b)(c) (Cost: $23,064,867; Original Acquisition Date: 06/18/2014)	$23,043,000	$23,064,891
Alamo Re 2015-1 Class A 6.583%, 06/07/2018 (a)(b)(c) (Cost: $34,767,769; Original Acquisition Date: 05/06/2015)	34,732,000	35,727,072
Alamo Re 2015-1 Class B 5.423%, 06/07/2018 (a)(b)(c) (Cost: $16,952,443; Original Acquisition Date: 05/06/2015)	16,941,000	17,652,522
Bonanza Re 2016-1 Class A 4.703%, 12/31/2019 (a)(b)(c) (Cost: $478,000; Acquisition Date: 11/28/2016)	478,000	475,180
Bonanza Re 2016-1 Class B 4.728%, 12/31/2019 (a)(b)(c) (Cost: $946,000; Acquisition Date: 11/28/2016)	946,000	942,405
Citrus Re 2015-1 Class A 5.943%, 04/09/2018 (a)(b)(c) (Cost: $8,499,000; Acquisition Date: 04/01/2015)	8,499,000	8,554,668
Citrus Re 2015-1 Class B 7.763%, 04/09/2018 (a)(b)(c) (Cost: $12,747,000; Acquisition Date: 04/01/2015)	12,747,000	12,889,129
Citrus Re 2015-1 Class C 9.833%, 04/09/2018 (a)(b)(c) (Cost: $3,931,000; Acquisition Date: 04/01/2015)	3,931,000	3,963,234
Citrus Re 2016-1 Class D-50 8.303%, 02/25/2019 (a)(b)(c) (Cost: $4,743,000; Acquisition Date: 02/19/2016)	4,743,000	4,874,618
Citrus Re 2016-1 Class E-50 11.303%, 02/25/2019 (a)(b)(c) (Cost: $3,952,000; Acquisition Date: 02/19/2016)	3,952,000	4,024,914
Cranberry Re 2015-1 Class A 4.663%, 07/06/2018 (a)(b)(c) (Cost: $3,706,000; Acquisition Date: 04/23/2015)	3,706,000	3,766,223
Everglades Re II 2015-1 Class A 6.033%, 05/03/2018 (a)(b)(c) (Cost: $26,000,000; Acquisition Date: 04/30/2015)	26,000,000	26,016,900
Everglades Re II 2017-1 Class A 5.000%, 05/08/2023 (a)(b)(c) (Cost: $2,075,000; Acquisition Date: 04/27/2017)	2,075,000	2,075,000
Gator Re 2014-1 Class A 1.303%, 05/09/2017 (a)(b)(c) (Cost: $3,460,800; Acquisition Date: 03/04/2014)	3,460,800	—

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 15.2% (continued)
Kilimanjaro Re 2014-1 Class A 5.553%, 04/30/2018 (a)(b)(c) (Cost: $13,260,000; Acquisition Date: 04/17/2014)	$13,260,000	$13,359,450
Manatee Re 2015-1 Class A 6.103%, 12/22/2017 (a)(b)(c) (Cost: $3,429,000; Acquisition Date: 03/23/2015)	3,429,000	3,432,086
Manatee Re 2016-1 Class A 5.250%, 03/13/2019 (a)(b)(c) (Cost: $556,000; Acquisition Date: 03/02/2016)	556,000	552,942
Manatee Re 2016-1 Class C 16.250%, 03/14/2022 (a)(b)(c) (Cost: $835,000; Acquisition Date: 03/02/2016)	835,000	833,831
Market Re 2016-2 Class A 6.724%, 06/07/2017 (a)(b)(c)(d) (Cost: $9,300,000; Acquisition Date: 06/03/2016)	9,300,000	9,869,400
Market Re 2016-3 Class A 3.000%, 07/08/2019 (a)(b)(c) (Cost: $4,000,000; Acquisition Date: 06/21/2016)	4,000,000	4,037,014
Oak Leaf Re 2016-1 Class A 5.750%, 06/08/2017 (a)(b)(c) (Cost: $3,000,000; Acquisition Date: 05/31/2016)	3,000,000	3,163,210

		179,274,689

		502,786,806

TOTAL EVENT LINKED BONDS (Cost $941,919,910)		950,151,634

PARTICIPATION NOTES - 4.3%

Global - 4.3%

Multiperil - 4.3%
Eden Re II 2016-1 Class B 04/23/2019 (a)(c)(e) (Cost: $19,249; Acquisition Date: 03/24/2016)	19,247	1,529,717
Sector Re V Series 6 Class B 03/01/2021 (a)(f)(e) (Cost: $86,667; Acquisition Date: 04/28/2016)	86,667	3,909,635
Sector Re V Series 6 Class F 03/01/2021 (a)(f)(e) (Cost: $33,295; Acquisition Date: 04/25/2016)	33,295	523,973
Sector Re V Series 6 Class G 03/01/2021 (a)(f)(e) (Cost: $66,659; Acquisition Date: 04/28/2016)	66,659	5,393,160
Sector Re V Series 7 Class B 03/01/2022 (a)(f)(g) (Cost: $13,874,487; Acquisition Date: 04/27/2017)	13,874,487	13,874,487

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 4.3% (continued)
Sector Re V Series 7 Class G 03/01/2022 (a)(f)(g) (Cost: $25,371,890; Acquisition Date: 04/27/2017)	$25,371,890	$25,371,890

TOTAL PARTICIPATION NOTES (Cost $39,452,247)		50,602,862

	SHARES	FAIR VALUE
PREFERENCE SHARES - 10.5%

Global - 10.5%

Multiperil - 10.5%
Arenal (Artex Segregated Account Company) (a)(e)(f) (Cost: $18,973,976; Original Acquisition Date: 05/07/2015)	18,011	24,028,235
Biscayne (Artex Segregated Account Company) (a)(e)(f) (Cost: $28,289,717; Original Acquisition Date: 04/30/2014)	28,192	33,376,370
Hatteras (Artex Segregated Account Company) (a)(e)(f) (Cost: $6,300,000; Acquisition Date: 12/30/2014)	6,300	6,924,795
Hilo (Artex Segregated Account Company) (a)(e)(f)(g) (Cost: $3,651,024; Acquisition Date: 06/09/2015)	3,651	4,481,243
Hudson Charles 2 (Mt. Logan Re) (a)(f) (Cost: $11,534,500; Acquisition Date: 04/02/2014)	11,535	11,584,893
Hudson Charles 3 (Mt. Logan Re) (a)(f) (Cost: $15,350,000; Acquisition Date: 06/19/2014)	15,350	17,588,596
Kona (Artex Segregated Account Company) (a)(e)(f)(g) (Cost: $0; Acquisition Date: 07/23/2015)	2,862	80,472
LRe 2015 (Lorenz Re Ltd.) (a)(e)(f)(g) (Cost: $0; Acquisition Date: 03/31/2015)	367	42,201
LRe 2016 (Lorenz Re Ltd.) (a)(e)(f) (Cost: $0; Acquisition Date: 04/01/2016)	51,070	439,220
Rondout (Artex Segregated Account Company) (a)(e)(f) (Cost: $10,191,790; Acquisition Date: 05/29/2015)	8,996	12,671,273
Yoho (Artex Segregated Account Company) (a)(e)(f) (Cost: $12,496,000; Acquisition Date: 05/17/2016)	12,496	13,584,579

TOTAL PREFERENCE SHARES (Cost $106,787,007)		124,801,877

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 1.3%

Money Market Fund - 1.3%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.60% (h)	2,977,588	$2,977,588
First American Government Obligations Fund - Class Z - 0.63% (h)	2,977,588	2,977,588
First American Treasury Obligations Fund - Class Z - 0.62% (h)	2,977,588	2,977,588
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.64% (h)	2,977,588	2,977,588
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.62% (h)	2,977,588	2,977,588

TOTAL SHORT-TERM INVESTMENTS (Cost $14,887,940)		14,887,940

TOTAL INVESTMENTS (Cost $1,103,047,104) - 96.6%		1,140,444,313

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.4%		39,871,011

TOTAL NET ASSETS - 100.0%		$1,180,315,324

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $1,106,501,735. Foreign concentration is as follows: Bermuda: 74.9%, Cayman Islands: 13.7%, Ireland: 5.1%.
(b)	Variable rate security. The rate shown is as of April 30, 2017.
(c)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2017 was $951,681,351, which represents 80.6% of net assets.
(d)	Zero-coupon bond. The rate shown is the yield to maturity.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $106,984,873, which represents 9.1% of net assets.
(f)	Security is restricted to resale. The aggregate value of these securities at April 30, 2017 was $173,875,022, which represents 14.7% of net assets.
(g)	Non-income producing security.
(h)	Rate shown is the 7-day effective yield.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED DEPRECIATION
FUTURES CONTRACTS SOLD
Euro Fx, June 2017 Settlement	120	$16,381,500	$(433,033)
Swiss Franc, June 2017 Settlement	40	5,044,000	(72,849)
U.S. Treasury 5-Year Note, June 2017 Settlement	76	8,998,875	(20,889)

TOTAL FUTURES CONTRACTS SOLD		$30,424,375	$(526,771)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
CONTINGENT VALUE RIGHTS (a) - 0.0%

Food Staples Retailing (a) - 0.0%
Safeway Casa Ley (b)(c)(d) (Cost: $0; Original Acquisition Date: 05/14/2013)	5,400	$5,480
Safeway PDC (b)(c)(d) (Cost: $0; Original Acquisition Date: 05/14/2013)	5,400	264

TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		5,744

	PRINCIPAL AMOUNT	FAIR VALUE
SHORT-TERM INVESTMENTS - 100.3%

U.S. Treasury Bills - 100.3%
0.612%, 07/20/2017 (e)(f)	$35,300,000	35,239,743
0.544%, 08/17/2017 (e)(f)	9,900,000	9,876,121
0.675%, 08/24/2017 (e)(f)	8,500,000	8,478,512
0.601%, 09/14/2017 (e)(f)	49,900,000	49,738,823
0.884%, 09/21/2017 (e)(f)	1,000,000	996,554
0.660%, 10/12/2017 (e)(f)	42,500,000	42,320,905
0.738%, 11/09/2017 (e)(f)	61,500,000	61,192,500
0.841%, 12/07/2017 (e)(f)	31,900,000	31,715,108
0.790%, 01/04/2018 (e)(f)	49,500,000	49,169,092
0.821%, 02/01/2018 (e)(f)	37,200,000	36,921,707

TOTAL SHORT-TERM INVESTMENTS (Cost $325,992,065)		325,649,065

TOTAL INVESTMENTS (Cost $325,992,065) - 100.3%		325,654,809

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(981,056)

TOTAL NET ASSETS - 100.0%		$324,673,753

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	Non-income producing security.
(c)	Security is restricted to resale. The aggregate value of these securities at April 30, 2017 was $5,744, which represents less than 0.01% of net assets.
(d)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $5,744, which represents less than 0.01% of net assets.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(f)	All or a portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

PUT OPTIONS
CBOE S&P 500 Index, Expires 05/01/2017, Strike Price $2390.00	90	$64,350
CBOE S&P 500 Index, Expires 05/01/2017, Strike Price $2395.00	150	166,500
CBOE S&P 500 Index, Expires 05/03/2017, Strike Price $2370.00	100	25,500
CBOE S&P 500 Index, Expires 05/03/2017, Strike Price $2380.00	500	237,500
CBOE S&P 500 Index, Expires 05/03/2017, Strike Price $2385.00	50	30,650
CBOE S&P 500 Index, Expires 05/03/2017, Strike Price $2390.00	54	50,220
CBOE S&P 500 Index, Expires 05/03/2017, Strike Price $2395.00	75	94,875
CBOE S&P 500 Index, Expires 05/05/2017, Strike Price $2380.00	188	121,260
NASDAQ 100 Index, Expires 05/05/2017, Strike Price $5580.00	20	46,000
NASDAQ 100 Index, Expires 05/05/2017, Strike Price $5590.00	20	55,000

TOTAL PUT OPTIONS (Premiums Received $950,418)		891,855

TOTAL WRITTEN OPTIONS (Premiums Received $950,418)		$891,855

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 100.9%

Money Market Funds - 0.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.60% (a)	32,459	$32,459
First American Government Obligations Fund - Class Z - 0.63% (a)	32,459	32,459
First American Treasury Obligations Fund - Class Z - 0.62% (a)	32,459	32,459
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.64% (a)	32,459	32,459
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.62% (a)	32,459	32,459

		162,295

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 100.8%
0.612%, 07/20/2017 (b)(c)	$750,000	748,720
0.544%, 08/17/2017 (b)(c)	11,900,000	11,871,297
0.690%, 08/24/2017 (b)(c)	4,900,000	4,887,613
0.608%, 09/14/2017 (b)(c)	23,600,000	23,523,772

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 100.8% (continued)
0.884%, 09/21/2017 (b)(c)	$1,400,000	$1,395,176
0.662%, 10/12/2017 (b)(c)	19,100,000	19,019,512
0.561%, 11/09/2017 (b)(c)	16,950,000	16,865,250
0.832%, 12/07/2017 (b)(c)	12,300,000	12,228,709
0.806%, 01/04/2018 (b)(c)	9,200,000	9,138,498
0.825%, 02/01/2018 (b)(c)	26,800,000	26,599,509

		126,278,056

TOTAL SHORT-TERM INVESTMENTS (Cost $126,574,557)		126,440,351

TOTAL INVESTMENTS (Cost $126,574,557) - 100.9%		126,440,351

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%		(1,199,485)

TOTAL NET ASSETS - 100.0%		$125,240,866

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(c)	All or a portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

PUT OPTIONS
CBOE Russell 2000 Index, Expires 05/05/2017, Strike Price $1400.00	405	$390,825
CBOE Russell 2000 Index, Expires 05/05/2017, Strike Price $1405.00	200	247,400
CBOE Russell 2000 Index, Expires 05/05/2017, Strike Price $1410.00	250	386,250

TOTAL PUT OPTIONS (Premiums Received $680,717)		1,024,475

TOTAL WRITTEN OPTIONS (Premiums Received $680,717)		$1,024,475

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 100.0%

Open-End Mutual Funds - 100.0%
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	13,741,179	$150,328,495
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	6,979,048	74,606,023

TOTAL INVESTMENT COMPANIES (Cost $209,181,917)		224,934,518

SHORT-TERM INVESTMENTS - 0.1%

Money Market Funds - 0.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.60% (b)	31,945	31,945
First American Government Obligations Fund - Class Z - 0.63% (b)	31,944	31,944
First American Treasury Obligations Fund - Class Z - 0.62% (b)	31,944	31,944
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.64% (b)	31,945	31,945
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.62% (b)	31,945	31,945

TOTAL SHORT-TERM INVESTMENTS (Cost $159,723)		159,723

TOTAL INVESTMENTS (Cost $209,341,640) - 100.1%		225,094,241

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(154,204)

TOTAL NET ASSETS - 100.0%		$224,940,037

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 9.
(b)	Rate shown is the 7-day effective yield.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 110.9%

Money Market Funds - 17.4%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.60% (a)	3,343,825	$3,343,825
First American Government Obligations Fund - Class Z - 0.63% (a)	3,343,825	3,343,825
First American Treasury Obligations Fund - Class Z - 0.62% (a)	3,343,825	3,343,825
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.64% (a)	3,343,825	3,343,825
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.62% (a)	3,343,826	3,343,826

		16,719,126

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 93.5%
0.439%, 05/25/2017 (b)(c)	$11,000,000	10,996,792
0.438%, 06/22/2017 (b)(c)	10,000,000	9,982,930
0.530%, 07/20/2017 (b)(c)	10,000,000	9,975,880
0.571%, 08/17/2017 (b)(c)	10,000,000	9,993,753

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 93.5% (continued)
0.600%, 09/14/2017 (b)(c)	$4,200,000	$4,186,434
0.488%, 10/12/2017 (b)(c)	14,100,000	14,040,583
0.713%, 11/09/2017 (b)(c)	13,100,000	13,034,500
0.831%, 12/07/2017 (b)(c)	6,250,000	6,213,775
0.799%, 01/04/2018 (b)(c)	9,250,000	9,188,163
0.821%, 02/01/2018 (b)(c)	2,100,000	2,084,290

		89,697,100

TOTAL SHORT-TERM INVESTMENTS (Cost $106,475,308)		106,416,226

TOTAL INVESTMENTS (Cost $106,475,308) - 110.9%		106,416,226

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.9)%		(10,502,247)

TOTAL NET ASSETS - 100.0%		$95,913,979

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	All or a portion of this security is held as collateral for written put options.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

PUT OPTIONS
CAC 40 Index, Expires 05/19/2017, Strike Price EUR 5,150.00	17	$11,335
CAC 40 Index, Expires 05/19/2017, Strike Price EUR 5,200.00	67	55,599
DAX Index, Expires 05/05/2017, Strike Price EUR 12,400.00	68	13,074
DAX Index, Expires 05/05/2017, Strike Price EUR 12,450.00	75	22,879
Euro Stoxx 50 Index, Expires 05/05/2017, Strike Price EUR 3,550.00	499	102,733
FTSE 100 Index, Expires 05/19/2017, Strike Price GBP 7,200.00	105	93,157
FTSE 100 Index, Expires 05/19/2017, Strike Price GBP 7,225.00	102	107,670
Hang Seng Index, Expires 05/29/2017, Strike Price HKD 24,400.00	15	22,852
Nikkei 225 Index, Expires 05/12/2017, Strike Price JPY 18,875.00	140	94,191
S&P/ASX 200 Index, Expires 05/18/2017, Strike Price AUD 5,800.00	82	12,342
S&P/ASX 200 Index, Expires 05/18/2017, Strike Price AUD 5,825.00	78	14,835
Swiss Market Index, Expires 05/19/2017, Strike Price CHF 8,650.00	19	10,350
Swiss Market Index, Expires 05/19/2017, Strike Price CHF 8,700.00	10	6,824
Swiss Market Index, Expires 05/19/2017, Strike Price CHF 8,750.00	80	68,905

TOTAL PUT OPTIONS (Premiums Received $881,633)		636,746

TOTAL WRITTEN OPTIONS (Premiums Received $881,633)		$636,746

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 100.9%

Money Market Funds - 0.2%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.60% (a)	20,487	$20,487
First American Government Obligations Fund - Class Z - 0.63% (a)	20,487	20,487
First American Treasury Obligations Fund - Class Z - 0.62% (a)	20,487	20,487
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.64% (a)	20,487	20,487
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.62% (a)	20,486	20,486

		102,434

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 100.7%
0.612%, 07/20/2017 (b)(c)	$1,750,000	1,747,013
0.608%, 08/03/2017 (b)(c)	200,000	199,311
0.546%, 08/17/2017 (b)(c)	4,400,000	4,389,387
0.664%, 08/24/2017 (b)(c)	5,000,000	4,987,360
0.599%, 09/14/2017 (b)(c)	7,000,000	6,977,390

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 100.7% (continued)
0.883%, 09/21/2017 (b)(c)	$200,000	$199,594
0.663%, 10/12/2017 (b)(c)	8,500,000	8,464,181
0.733%, 11/09/2017 (b)(c)	3,100,000	3,084,500
0.829%, 12/07/2017 (b)(c)	8,600,000	8,550,155
0.824%, 01/04/2018 (b)(c)	2,700,000	2,681,950
0.822%, 02/01/2018 (b)(c)	11,100,000	11,016,961

		52,297,802

TOTAL SHORT-TERM INVESTMENTS (Cost $52,452,326)		52,400,236

TOTAL INVESTMENTS (Cost $52,452,326) - 100.9%		52,400,236

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%		(490,176)

TOTAL NET ASSETS - 100.0%		$51,910,060

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	All or a portion of this security is held as collateral for written put options.
(c)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

PUT OPTIONS
iShares China Large-Cap ETF, Expires 05/19/2017, Strike Price $37.50	130	$1,885
iShares China Large-Cap ETF, Expires 05/19/2017, Strike Price $38.00	145	3,625
iShares China Large-Cap ETF, Expires 05/19/2017, Strike Price $38.50	225	9,900
iShares MSCI Brazil Capped ETF, Expires 05/05/2017, Strike Price $36.50	50	1,200
iShares MSCI Brazil Capped ETF, Expires 05/05/2017, Strike Price $37.00	450	18,900
iShares MSCI Emerging Markets ETF, Expires 05/05/2017, Strike Price $39.50	1,584	10,296
iShares MSCI Emerging Markets ETF, Expires 05/05/2017, Strike Price $40.00	2,874	53,169
iShares MSCI Emerging Markets ETF, Expires 05/12/2017, Strike Price $40.00	846	28,764
iShares MSCI Emerging Markets ETF, Expires 05/19/2017, Strike Price $39.50	2,111	59,108
iShares MSCI Emerging Markets ETF, Expires 05/19/2017, Strike Price $40.00	3,509	150,887
iShares MSCI Mexico Capped ETF, Expires 05/19/2017, Strike Price $51.00	250	15,875
iShares MSCI South Korea Capped ETF, Expires 05/19/2017, Strike Price $62.00	150	16,200
Market Vectors Russia ETF, Expires 05/19/2017, Strike Price $20.00	125	1,688
Market Vectors Russia ETF, Expires 05/19/2017, Strike Price $21.00	25	1,150

TOTAL PUT OPTIONS (Premiums Received $475,789)		372,647

TOTAL WRITTEN OPTIONS (Premiums Received $475,789)		$372,647

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.5%

Open-End Mutual Funds - 99.5%
Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I (a)	424,035	$4,002,889
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	753,919	7,870,911

TOTAL INVESTMENT COMPANIES (Cost $11,041,499)		11,873,800

SHORT-TERM INVESTMENTS - 0.6%

Money Market Funds - 0.6%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.60% (b)	15,005	15,005
First American Government Obligations Fund - Class Z - 0.63% (b)	15,004	15,004
First American Treasury Obligations Fund - Class Z - 0.62% (b)	15,004	15,004
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.64% (b)	15,005	15,005
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.62% (b)	15,005	15,005

TOTAL SHORT-TERM INVESTMENTS (Cost $75,023)		75,023

TOTAL INVESTMENTS (Cost $11,116,522) - 100.1%		11,948,823

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(11,832)

TOTAL NET ASSETS - 100.0%		$11,936,991

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 9.
(b)	Rate shown is the 7-day effective yield.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.5%

Open-End Mutual Funds - 99.5%
Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I (a)	734,610	$6,934,719
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	1,330,777	13,893,310
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	1,252,796	13,705,588
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	638,687	6,827,564

TOTAL INVESTMENT COMPANIES (Cost $38,942,731)		41,361,181

SHORT-TERM INVESTMENTS - 0.6%

Money Market Funds - 0.6%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.60% (b)	50,507	50,507
First American Government Obligations Fund - Class Z - 0.63% (b)	50,507	50,507
First American Treasury Obligations Fund - Class Z - 0.62% (b)	50,507	50,507
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.64% (b)	50,507	50,507
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.62% (b)	50,507	50,507

TOTAL SHORT-TERM INVESTMENTS (Cost $252,535)		252,535

TOTAL INVESTMENTS (Cost $39,195,266) - 100.1%		41,613,716

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(23,202)

TOTAL NET ASSETS - 100.0%		$41,590,514

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 9.
(b)	Rate shown is the 7-day effective yield.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Statement of Assets and Liabilities	April 30, 2017 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
ASSETS:
Investments, at fair value(1)	$1,140,444,313
Interest receivable	6,419,510
Dividend receivable	167,721
Receivable for fund shares sold	493,297
Receivable for investments sold	42,370,937
Foreign currencies, at value(2)	207,847
Collateral held at broker	552,663
Other assets	385,320
Total assets	1,191,041,608
LIABILITIES:
Payable for investment securities purchased	7,891,000
Payable to Adviser	1,288,660
Payable for Chief Compliance Officer compensation	5,387
Payable to Trustees	26,957
Payable for fund shares redeemed	679,872
Payable to Custodian	23,589
Accrued distribution fees	56,324
Other accrued expenses	754,495
Total liabilities	10,726,284
Total net assets	$1,180,315,324

NET ASSETS CONSIST OF:
Capital stock	$1,137,861,066
Accumulated net investment income	10,183,609
Accumulated net realized loss	(4,604,609)
Unrealized appreciation (depreciation) on:
Investments	37,969,617
Foreign currency translation	(567,588)
Futures contracts	(526,771)
Total net assets	$1,180,315,324

Class I
Net assets	$991,336,222
Shares outstanding	98,529,651
Class I Net asset value, offering and redemption price per share	$10.06
Class M
Net assets	$188,979,102
Shares outstanding	18,784,765
Class M Net asset value, offering and redemption price per share.	$10.06

(1) Cost of Investments	$1,103,047,104
(2) Cost of foreign currencies	203,785

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Statement of Assets and Liabilities	April 30, 2017 (Unaudited)

	STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND
ASSETS:
Investments, at fair value(1)
Unaffiliated issuers	$325,654,809	$126,440,351	$159,723
Affiliated issuers	—	—	224,934,518
Interest receivable	185	111	106
Receivable for fund shares sold	52,030	17,600	11,000
Receivable for investments sold	1,142,538	1,478,698	—
Other assets	67,409	59,976	19,693
Total assets	326,916,971	127,996,736	225,125,040
LIABILITIES:
Written options, at fair value(2)	891,855	1,024,475	—
Payable for investment securities purchased	350,905	1,383,416	—
Payable to Adviser	346,169	115,035	—
Payable for Chief Compliance Officer compensation	4,647	4,632	1,146
Payable to Trustees	5,626	1,970	—
Payable for fund shares redeemed	235,475	84,085	90,338
Payable to Custodian	196,431	19,513	789
Accrued distribution fees	20,435	3,915	10,561
Accrued transfer agent fees and expenses	10,993	6,413	10,109
Accrued legal fees	42,479	15,416	36,707
Accrued audit expense	45,006	45,007	30,340
Other accrued expenses	93,197	51,993	5,013
Total liabilities	2,243,218	2,755,870	185,003
Total net assets	$324,673,753	$125,240,866	$224,940,037

NET ASSETS CONSIST OF:
Capital stock	$296,367,304	$116,865,709	$202,125,888
Accumulated net investment income (loss)	(1,587,315)	(2,011,600)	628,835
Accumulated net realized gain	30,172,457	10,864,721	6,432,713
Unrealized appreciation (depreciation) on:
Investments	(337,256)	(134,206)	15,752,601
Written options	58,563	(343,758)	—
Total net assets	$324,673,753	$125,240,866	$224,940,037

Class I
Net assets	$270,146,494	$111,302,153	$188,138,728
Shares outstanding	24,689,708	10,409,156	16,995,133
Class I Net asset value, offering and redemption price per share	$10.94	$10.69	$11.07
Class M
Net assets	$54,527,259	$13,938,713	$36,801,309
Shares outstanding	5,017,815	1,312,206	3,337,830
Class M Net asset value, offering and redemption price per share	$10.87	$10.62	$11.03

(1) Cost of Investments
Unaffiliated issuers	$325,992,065	$126,574,557	$159,723
Affiliated issuers (See Note 10)	—	—	209,181,917
(2) Premiums received	950,418	680,717	—

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Statement of Assets and Liabilities	April 30, 2017 (Unaudited)

	STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND	STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND	STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND	STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND
ASSETS:
Investments, at fair value(1)
Unaffiliated issuers	$106,416,226	$52,400,236	$75,023	$252,535
Affiliated issuers	—	—	11,873,800	41,361,181
Interest receivable	3,284	46	43	160
Dividends receivable	156	—	—	—
Receivable from Adviser	—	—	7,804	3,500
Receivable for fund shares sold	—	1,300	—	5,932
Receivable for investments sold	—	25,815	—	—
Foreign currencies, at value(2)	1,364,017	—	—	—
Exchange rebate receivable	—	1,195	—	—
Other assets	33,684	28,981	28,127	27,480
Total assets	107,817,367	52,457,573	11,984,797	41,650,788
LIABILITIES:
Written options, at fair value(3)	636,746	372,647	—	—
Payable for investment securities purchased	9,958,089	3,862	—	—
Due to broker	1,054,971	—	—	—
Payable for fund shares redeemed	22,551	—	—	6,208
Payable for investment interest	23,518	—	—	—
Payable to Adviser	73,985	22,139	—	—
Payable for Chief Compliance Officer compensation	4,628	4,628	1,172	1,145
Payable to Trustees	1,457	634	—	—
Accrued audit expense	46,596	46,597	30,345	30,337
Accrued operating expense	34,025	34,025	—	—
Accrued legal fees	10,537	5,106	7,071	9,003
Accrued registration expense	1,574	815	386	3,428
Accrued transfer agent fees and expenses	5,370	6,264	6,487	7,614
Payable to Custodian	4,143	43,588	12	182
Accrued distribution fees	6,744	945	1,336	1,671
Other accrued expenses	18,454	6,263	997	686
Total liabilities	11,903,388	547,513	47,806	60,274
Total net assets	$95,913,979	$51,910,060	$11,936,991	$41,590,514

NET ASSETS CONSIST OF:
Capital stock	$89,769,772	$53,035,397	$12,857,867	$39,289,667
Accumulated net investment loss	(1,974,583)	(753,566)	(36,088)	(133,932)
Accumulated net realized gain (loss)	7,932,975	(422,824)	(1,717,089)	16,329
Unrealized appreciation (depreciation) on:
Investments	(59,082)	(52,090)	832,301	2,418,450
Foreign currency translation	1,111	—	—	—
Written options	243,786	103,143	—	—
Total net assets	$95,913,979	$51,910,060	$11,936,991	$41,590,514

Class I
Net assets	$75,148,751	$48,408,315	$7,724,631	$34,216,381
Shares outstanding	7,196,793	5,128,584	760,798	3,270,726
Class I Net asset value, offering and redemption price per share	$10.44	$9.44	$10.15	$10.46
Class M
Net assets	$20,765,228	$3,501,745	$4,212,360	$7,374,133
Shares outstanding	1,997,529	372,685	416,037	707,151
Class M Net asset value, offering and redemption price per share	$10.40	$9.40	$10.12	$10.43

(1) Cost of Investments
Unaffiliated issuers	$106,475,308	$52,452,326	$75,023	$252,535
Affiliated issuers (See Note 10)	—	—	11,041,499	38,942,731
(2) Cost of foreign currencies	1,364,007	—	—	—
(3) Premiums received	881,633	475,789	—	—

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Statement of Operations	For the Period Ended April 30, 2017 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
INVESTMENT INCOME:
Dividend income	$20,752,669
Interest income	31,462,359
Total investment income	52,215,028
EXPENSES
Advisory fees (See Note 4)	8,200,936
Interest expense	1,172,566
Fund accounting and administration fees	286,564
Legal fees	165,818
Distribution (12b-1) fees — Class M Only	138,376
Transfer agency fees and expenses	136,776
Federal and state registration fees	47,841
Custody fees	44,255
Trustees fees and expenses	43,020
Audit and tax related fees	42,306
Chief Compliance Officer compensation	18,166
Other expenses	123,670
Total expenses before Adviser waiver	10,420,294
Expenses waived by Adviser (See Note 4)	(62,874)
Total net expenses	10,357,420
Net investment income	41,857,608
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
Investments	1,851,864
Foreign currency translation	23,118
Futures contracts	1,641,343
Net change in unrealized appreciation (depreciation) on:
Investments	(22,898,162)
Foreign currency translation	378,494
Futures contracts	(1,795,922)
Net realized and unrealized gain	(20,799,265)
Net increase in net assets resulting from operations	$21,058,343

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Statement of Operations	For the Period Ended April 30, 2017 (Unaudited)

	STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND
INVESTMENT INCOME:
Dividend income
Affiliated issuers	$—	$—	$84,960
Interest income	1,106,509	401,123	470
Total investment income	1,106,509	401,123	85,430
EXPENSES
Advisory fees (See Note 4)	2,283,165	814,021	—
Fund accounting and administration fees	123,824	63,741	997
Custody fees	68,067	26,196	276
Distribution (12b-1) fees — Class M Only	51,392	10,479	26,029
Audit and tax related fees	35,743	35,743	21,263
Transfer agency fees and expenses	31,503	18,287	29,518
Federal and state registration fees	18,533	17,720	17,204
Chief Compliance Officer compensation	18,522	18,522	4,641
Legal fees	17,796	10,350	9,108
Trustees fees and expenses	12,275	4,243	—
Other expenses	33,004	11,305	10,925
Total expenses before Adviser waiver	2,693,824	1,030,607	119,961
Expenses waived by Adviser (See Note 4)	—	(15,393)	—
Total net expenses	2,693,824	1,015,214	119,961
Net investment loss	(1,587,315)	(614,091)	(34,531)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments
Affiliated issuers (See Note 9)	—	—	408,731
Unaffiliated issuers	(48,422)	15,536	—
Capital gain distributions from affiliated mutual funds	—	—	7,269,248
Futures contracts	(226,546)	—	—
Written options	30,835,503	11,338,937	—
Net change in unrealized appreciation (depreciation) on:
Investments	(378,419)	(139,380)	8,802,315
Written options	(201,900)	(818,008)	—
Net realized and unrealized gain	29,980,216	10,397,085	16,480,294
Net increase in net assets resulting from operations	$28,392,901	$9,782,994	$16,445,763

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Statement of Operations	For the Period Ended April 30, 2017 (Unaudited)

	STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND	STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND	STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND	STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND
INVESTMENT INCOME:
Dividend income
Affiliated issuers	$—	$—	$—	$7,877
Unaffiliated issuers	6	—	—	—
Interest income	261,755	152,664	194	492
Exchange rebates	—	20,320	—	—
Total investment income	261,761	172,984	194	8,369
EXPENSES
Advisory fees (See Note 4)	590,348	305,762	—	—
Broker and investment interest expenses	94,682	—	—	—
Fund accounting and administration fees	56,942	46,222	994	994
Audit and tax related fees	37,280	37,280	21,263	21,263
Chief Compliance Officer compensation	18,522	18,522	4,641	4,641
Federal and state registration fees	17,376	15,308	14,388	17,275
Transfer agency fees and expenses	16,020	14,759	15,756	21,462
Distribution (12b-1) fees — Class M Only	14,982	2,547	3,063	5,403
Legal fees	12,483	4,890	1,288	1,932
Custody fees	11,510	11,336	—	—
Trustees fees and expenses	3,160	1,534	—	—
Other expenses	7,772	3,994	1,810	2,620
Total expenses before Adviser waiver	881,077	462,154	63,203	75,590
Expenses waived by Adviser (See Note 4)	(23,244)	(30,583)	(45,662)	(19,341)
Net expenses before Adviser recoupment	857,833	431,571	17,541	56,249
Expenses recouped by Adviser (See Note 4)	—	16,602	—	—
Total net expenses	857,833	448,173	17,541	56,249
Net investment loss	(596,072)	(275,189)	(17,347)	(47,880)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments
Affiliated issuers (See Note 9)	—	—	(30,097)	20,749
Unaffiliated issuers	—	(1,652)	—	—
Capital gain distributions from affiliated mutual funds	—	—	27,190	723,353
Foreign currency translation	57,960	—	—	—
Futures contracts	68,591	—	—	—
Written options	7,775,687	2,340,057	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(52,460)	(54,790)	777,795	2,159,524
Foreign currency translation	2,449	—	—	—
Written options	289,625	112,576	—	—
Net realized and unrealized gain	8,141,852	2,396,191	774,888	2,903,626
Net increase in net assets resulting from operations	$7,545,780	$2,121,002	$757,541	$2,855,746

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Statement of Changes in Net Assets

	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
	PERIOD ENDED APRIL 30, 2017 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2016
OPERATIONS:
Net investment income	$41,857,608	$28,508,767
Net realized gain (loss) on:
Investments	1,851,864	(148,756)
Foreign currency translation	23,118	608
Futures contracts	1,641,343	(194,917)
Net increase from payments by affiliates	—	916
Net change in unrealized appreciation (depreciation) on:
Investments	(22,898,162)	4,224,946
Foreign currency translation	378,494	1,616
Futures contracts	(1,795,922)	50,804
Net increase in net assets resulting from operations	21,058,343	32,443,984

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income — Class I	(33,251,936)	(23,323,990)
From net investment income — Class M	(5,289,208)	(3,201,477)
Total distributions	(38,541,144)	(26,525,467)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	69,738,362	77,810,435
Proceeds from shares sold — Class M	12,028,151	20,983,385
Proceeds from shares issued in connection with acquisition — Class I(1)	840,282,373	—
Proceeds from shares issued in connection with acquisition — Class M(1)	191,342,870	—
Proceeds from shares issued to holders in reinvestment of dividends — Class I	28,771,635	21,153,305
Proceeds from shares issued to holders in reinvestment of dividends — Class M	4,367,084	2,725,406
Cost of shares redeemed — Class I	(366,080,001)	(106,165,918)
Cost of shares redeemed — Class M	(80,632,732)	(20,106,465)
Net increase (decrease) in net assets from capital share transactions	699,817,742	(3,599,852)
Total increase in net assets	682,334,941	2,318,665

NET ASSETS:
Beginning of period	497,980,383	495,661,718
End of period	$1,180,315,324	$497,980,383

Accumulated net investment income	$10,183,609	$6,867,145

(1)	On December 5, 2016, the Stone Ridge Reinsurance Risk Premium Fund merged into the Stone Ridge High Yield Reinsurance Risk Premium Fund (see Note 1 of the Notes to the Financial Statements).

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Statement of Changes in Net Assets

	STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND		STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND		STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND
	PERIOD ENDED APRIL 30, 2017 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2016	PERIOD ENDED APRIL 30, 2017 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2016	PERIOD ENDED APRIL 30, 2017 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2016
OPERATIONS:
Net investment loss	$(1,587,315)	$(4,340,142)	$(614,091)	$(1,724,762)	$(34,531)	$(292,333)
Net realized gain (loss) on:
Investments
Affiliated issuers	—	—	—	—	408,731	(744,082)
Unaffiliated issuers	(48,422)	6,454,374	15,536	294,475	—	—
Capital gain distributions from affiliated mutual funds	—	—	—	—	7,269,248	9,729,771
Futures contracts	(226,546)	(971,480)	—	621,427	—	—
Written options	30,835,503	17,292,983	11,338,937	1,743,245	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(378,419)	(8,426,075)	(139,380)	(511,777)	8,802,315	(3,715,638)
Written options	(201,900)	782,244	(818,008)	540,851	—	—
Net increase in net assets resulting from operations	28,392,901	10,791,904	9,782,994	963,459	16,445,763	4,977,718

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gain — Class I	(13,168,998)	(15,614,510)	(1,917,755)	(4,348,340)	(8,199,573)	(2,007,627)
From net realized gain — Class M	(2,964,813)	(4,927,839)	(239,501)	(660,816)	(1,517,138)	(568,167)
Total distributions	(16,133,811)	(20,542,349)	(2,157,256)	(5,009,156)	(9,716,711)	(2,575,794)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	16,566,012	81,097,278	5,606,018	31,870,861	9,629,577	51,898,948
Proceeds from shares sold — Class M	6,250,550	9,996,933	2,040,431	1,726,539	3,916,804	8,400,547
Proceeds from shares issued to holders in reinvestment of dividends — Class I	5,164,323	6,026,413	608,714	1,486,034	3,909,409	929,028
Proceeds from shares issued to holders in reinvestment of dividends — Class M	2,720,682	4,579,685	219,428	590,198	1,372,784	535,172
Cost of shares redeemed — Class I	(72,913,614)	(54,493,249)	(16,721,762)	(28,363,904)	(11,958,678)	(19,652,871)
Cost of shares redeemed — Class M	(24,598,499)	(36,981,475)	(2,424,978)	(5,269,841)	(2,224,944)	(29,540,300)
Net increase (decrease) in net assets from capital share transactions	(66,810,546)	10,225,585	(10,672,149)	2,039,887	4,644,952	12,570,524
Total increase (decrease) in net assets	(54,551,456)	475,140	(3,046,411)	(2,005,810)	11,374,004	14,972,448

NET ASSETS:
Beginning of period	379,225,209	378,750,069	128,287,277	130,293,087	213,566,033	198,593,585
End of period	$324,673,753	$379,225,209	$125,240,866	$128,287,277	$224,940,037	$213,566,033

Accumulated net investment income (loss)	$(1,587,315)	$—	$(2,011,600)	$(1,397,509)	$628,835	$663,366

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Statement of Changes in Net Assets

	STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND		STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND
	PERIOD ENDED APRIL 30, 2017 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2016	PERIOD ENDED APRIL 30, 2017 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2016
OPERATIONS:
Net investment loss	$(596,072)	$(1,739,715)	$(275,189)	$(573,037)
Net realized gain (loss) on:
Investments
Unaffiliated issuers	—	(160,725)	(1,652)	(107,090)
Foreign currency translation	57,960	(64,447)	—	—
Futures contracts	68,591	600,202	—	219,569
Written options	7,775,687	263,232	2,340,057	1,581,651
Net change in unrealized appreciation (depreciation) on:
Investments	(52,460)	86,314	(54,790)	40,941
Foreign currency translation	2,449	(7,911)	—	—
Written options	289,625	(282,028)	112,576	76,330
Net increase (decrease) in net assets resulting from operations	7,545,780	(1,305,078)	2,121,002	1,238,364

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gain — Class I	(278,188)	(1,462,737)	—	—
From net realized gain — Class M	(69,955)	(340,903)	—	—
Total distributions	(348,143)	(1,803,640)	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	3,675,323	16,481,026	2,894,324	8,273,369
Proceeds from shares sold — Class M	681,597	4,146,014	—	506,326
Proceeds from shares issued to holders in reinvestment of dividends — Class I	229,089	1,200,937	—	—
Proceeds from shares issued to holders in reinvestment of dividends — Class M	68,082	330,808	—	—
Cost of shares redeemed — Class I	(11,736,210)	(28,362,623)	(1,632,909)	(11,595,332)
Cost of shares redeemed — Class M	(1,015,267)	(5,404,734)	(176,748)	(134,847)
Net increase (decrease) in net assets from capital share transactions	(8,097,386)	(11,608,572)	1,084,667	(2,950,484)
Total increase (decrease) in net assets	(899,749)	(14,717,290)	3,205,669	(1,712,120)

NET ASSETS:
Beginning of period	96,813,728	111,531,018	48,704,391	50,416,511
End of period	$95,913,979	$96,813,728	$51,910,060	$48,704,391

Accumulated net investment loss	$(1,974,583)	$(1,378,511)	$(753,566)	$(478,377)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Statement of Changes in Net Assets

	STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND		STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND
	PERIOD ENDED APRIL 30, 2017 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2016	PERIOD ENDED APRIL 30, 2017 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2016
OPERATIONS:
Net investment loss	$(17,347)	$(73,716)	$(47,880)	$(114,798)
Net realized gain (loss) on:
Investments
Affiliated issuers	(30,097)	(2,127,816)	20,749	(1,045,944)
Capital gain distributions from affiliated mutual funds	27,190	313,592	723,353	1,437,957
Net change in unrealized appreciation (depreciation) on:
Investments	777,795	1,095,012	2,159,524	(77,172)
Net increase (decrease) in net assets resulting from operations	757,541	(792,928)	2,855,746	200,043

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gain — Class I	—	—	(838,883)	(561,171)
From net realized gain — Class M	—	—	(177,433)	(138,208)
Total distributions	—	—	(1,016,316)	(699,379)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	325,064	6,940,582	3,247,459	7,190,034
Proceeds from shares sold — Class M	—	318,715	141,200	1,494,980
Proceeds from shares issued to holders in reinvestment of dividends — Class I	—	—	808,878	542,148
Proceeds from shares issued to holders in reinvestment of dividends — Class M	—	—	158,092	128,956
Cost of shares redeemed — Class I	(613,249)	(8,523,579)	(4,773,297)	(12,839,782)
Cost of shares redeemed — Class M	(319,505)	(15,585,784)	(596,159)	(3,615,053)
Net decrease in net assets from capital share transactions	(607,690)	(16,850,066)	(1,013,827)	(7,098,717)
Total increase (decrease) in net assets	149,851	(17,642,994)	825,603	(7,598,053)

NET ASSETS:
Beginning of period	11,787,140	29,430,134	40,764,911	48,362,964
End of period	$11,936,991	$11,787,140	$41,590,514	$40,764,911

Accumulated net investment loss	$(36,088)	$(18,741)	$(133,932)	$(86,052)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Statement of Cash Flows	For the Period Ended April 30, 2017 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$21,058,343
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized and unrealized gain:	20,660,921
Amortization and accretion of premium and discount	(529,623)
Changes in assets and liabilities:
Payable for investments purchased	7,891,000
Payable to Adviser	2,048,681
Other accrued expenses	882,947
Accrued distribution fees	84,396
Payable to Custodian	29,949
Payable to Trustees	23,530
Payable for Chief Compliance Officer compensation	5,112
Receivable from affiliates	916
Interest payable	(10,879)
Foreign currency	(177,177)
Dividends receivable	(182,554)
Other assets	(375,571)
Collateral held at broker	(469,984)
Interest receivable	(11,720,227)
Receivable for investments sold	(39,089,469)
Purchases of investments	(70,636,737)
Proceeds from sale of investments	441,431,790
Net purchases and sales of short-term investments	4,788,196
Net cash used in operating activities	375,713,561
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	81,411,825
Payment on shares redeemed	(446,222,961)
Cash distributions to shareholders	(5,402,425)
Loan withdrawals	227,000,000
Loan paydowns	(232,500,000)
Net cash provided by financing activities	(375,713,561)
Net increase in cash	—
Cash, beginning of period	—
Cash, end of period	$—

SUPPLEMENTAL DISCLOSURES OF CASH FLOW AND NON-CASH INFORMATION:
Reinvested distributions	$33,138,719
Assets received in merger(1)	$1,031,625,243
Cash paid for interest on loans outstanding	$1,172,566

(1)	On December 5, 2016, the Stone Ridge Reinsurance Risk Premium Fund merged into the Stone Ridge High Yield Reinsurance Risk Premium Fund (see Note 1 of the Notes to the Financial Statements).

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Financial Highlights

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(2)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2017 (Unaudited)	$10.50	0.38	(0.17)	0.21
Year Ended October 31, 2016	$10.38	0.58	0.09	0.67
Year Ended October 31, 2015	$10.75	0.59	(0.08)	0.51
Year Ended October 31, 2014	$10.41	0.58	0.37	0.95
Period Ended October 31, 2013(1)	$10.00	0.20	0.35	0.55
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2017 (Unaudited)	$10.49	0.37	(0.16)	0.21
Year Ended October 31, 2016	$10.38	0.57	0.08	0.65
Year Ended October 31, 2015	$10.75	0.55	(0.06)	0.49
Year Ended October 31, 2014	$10.41	0.56	0.37	0.93
Period Ended October 31, 2013(1)	$10.00	0.18	0.36	0.54
(1)	The Fund commenced operations on February 1, 2013.
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(6)	Includes borrowing and investment-related expenses not covered by the Funds’ expense limitation agreement. See Note 4.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Financial Highlights

						SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(5)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

(0.65)	—	(0.65)	$10.06	2.11	%(3)	$991,336	1.88	%(4)(6)	1.87	%(4)(6)	7.68	%(4)(6)	7.69	%(4)(6)	6.74	%(3)
(0.55)	—	(0.55)	$10.50	6.82%		$434,269	1.68	%(6)	N/A		5.70	%(6)	N/A		20.32%
(0.88)	—	(0.88)	$10.38	5.06%		$436,523	1.69%		N/A		5.76%		N/A		11.64%
(0.61)	—	(0.61)	$10.75	9.44%		$259,515	1.78%		1.80%		5.58%		5.56%		15.79%
(0.14)	—	(0.14)	$10.41	5.58	%(3)	$145,995	1.95	%(4)	1.94	%(4)	2.66	%(4)	2.67	%(4)	12.82	%(3)

(0.64)	—	(0.64)	$10.06	2.09	%(3)	$188,979	2.04	%(4)(6)	2.02	%(4)(6)	7.49	%(4)(6)	7.50	%(4)(6)	6.74	%(3)
(0.54)	—	(0.54)	$10.49	6.60%		$63,712	1.83	%(6)	N/A		5.60	%(6)	N/A		20.32%
(0.86)	—	(0.86)	$10.38	4.90%		$59,139	1.84%		N/A		5.46%		N/A		11.64%
(0.59)	—	(0.59)	$10.75	9.33%		$72,995	1.93%		1.95%		5.42%		5.40%		15.79%
(0.13)	—	(0.13)	$10.41	5.43	%(3)	$61,234	2.11	%(4)	2.10	%(4)	2.47	%(4)	2.48	%(4)	12.82	%(3)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Financial Highlights

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (3)		Net Realized and Unrealized Gains		Total from Investment Operations
STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2017 (Unaudited)	$10.58	(0.04)		0.86		0.82
Year Ended October 31, 2016	$10.89	(0.12)		0.40		0.28
Year Ended October 31, 2015	$10.50	(0.14)		0.79		0.65
Year Ended October 31, 2014	$10.48	(0.14)		0.94		0.80
Period Ended October 31, 2013(1)	$10.00	(0.07)		0.80		0.73
STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2017 (Unaudited)	$10.52	(0.05)		0.86		0.81
Year Ended October 31, 2016	$10.84	(0.13)		0.40		0.27
Year Ended October 31, 2015	$10.47	(0.15)		0.78		0.63
Year Ended October 31, 2014	$10.47	(0.15)		0.93		0.78
Period Ended October 31, 2013(1)	$10.00	(0.07)		0.79		0.72
STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2017 (Unaudited)	$10.09	(0.05)		0.82		0.77
Year Ended October 31, 2016	$10.46	(0.13)		0.16		0.03
Year Ended October 31, 2015	$10.04	(0.15)		0.67		0.52
Year Ended October 31, 2014	$10.65	(0.16)		0.45		0.29
Period Ended October 31, 2013(1)	$10.00	(0.09)		0.99		0.90
STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2017 (Unaudited)	$10.03	(0.06)		0.82		0.76
Year Ended October 31, 2016	$10.42	(0.14)		0.15		0.01
Year Ended October 31, 2015	$10.01	(0.17)		0.68		0.51
Year Ended October 31, 2014	$10.64	(0.17)		0.44		0.27
Period Ended October 31, 2013(1)	$10.00	(0.10)		0.99		0.89
STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND—CLASS I
Period Ended April 30, 2017 (Unaudited)	$10.74	(0.00	)(4)	0.82	(4)	0.82	(4)
Year Ended October 31, 2016	$10.69	(0.01	)(4)	0.20	(4)	0.19	(4)
Year Ended October 31, 2015	$10.50	0.10	(4)	0.48	(4)	0.58	(4)
Year Ended October 31, 2014	$10.40	0.51	(4)	0.10	(4)	0.61	(4)
Period Ended October 31, 2013(2)	$10.00	0.24	(4)	0.39	(4)	0.63	(4)
STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND—CLASS M
Period Ended April 30, 2017 (Unaudited)	$10.71	(0.01	)(4)	0.82	(4)	0.81	(4)
Year Ended October 31, 2016	$10.67	(0.03	)(4)	0.21	(4)	0.18	(4)
Year Ended October 31, 2015	$10.50	0.10	(4)	0.46	(4)	0.56	(4)
Year Ended October 31, 2014	$10.40	0.51	(4)	0.09	(4)	0.60	(4)
Period Ended October 31, 2013(2)	$10.00	0.24	(4)	0.39	(4)	0.63	(4)
(1)	The Fund commenced operations on May 1, 2013.
(2)	The Fund commenced operations on May 22, 2013.
(3)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(4)	Per share amounts only include income and expenses of the Stone Ridge U.S. Variance Risk Premium Master Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(5)	Not annualized.
(6)	Annualized.
(7)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(8)	Includes borrowing and investment-related expenses not covered by the Funds’ expense limitation agreement. See Note 4.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Financial Highlights

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(7)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

—	(0.46)	—	(0.46)	$10.94	7.92	%(5)	$270,146	1.45	%(6)(8)	N/A		(0.84	%)(6)(8)	N/A		0.00	%(5)
—	(0.59)	—	(0.59)	$10.58	2.75%		$311,317	1.46	%(8)	N/A		(1.12	%)(8)	N/A		6.12%
—	(0.26)	—	(0.26)	$10.89	6.33%		$285,403	1.54%		N/A		(1.28%)		N/A		10.14%
—	(0.78)	—	(0.78)	$10.50	7.95%		$305,504	1.62%		1.64%		(1.27%)		(1.29%)		97.63%
—	(0.25)	—	(0.25)	$10.48	7.35	%(5)	$264,883	1.65	%(6)	1.59	%(6)	(1.42	%)(6)	(1.36	%)(6)	56.76	%(5)

—	(0.46)	—	(0.46)	$10.87	7.87	%(5)	$54,527	1.60	%(6)(8)	N/A		(0.99	%)(6)(8)	N/A		0.00	%(5)
—	(0.59)	—	(0.59)	$10.52	2.67%		$67,909	1.61	%(8)	N/A		(1.27	%)(8)	N/A		6.12%
—	(0.26)	—	(0.26)	$10.84	6.15%		$93,347	1.69%		N/A		(1.43%)		N/A		10.14%
—	(0.78)	—	(0.78)	$10.47	7.76%		$113,345	1.77%		1.79%		(1.42%)		(1.44%)		97.63%
—	(0.25)	—	(0.25)	$10.47	7.25	%(5)	$97,381	1.80	%(6)	1.74	%(6)	(1.57	%)(6)	(1.51	%)(6)	56.76	%(5)

—	(0.17)	—	(0.17)	$10.69	7.66	%(5)	$111,302	1.57	%(6)(8)	1.54	%(6)(8)	(0.95	%)(6)(8)	(0.93	)%(6)(8)	0.00	%(5)
—	(0.40)	—	(0.40)	$10.09	0.31%		$114,980	1.55	%(8)	1.56	%(8)	(1.28	%)(8)	(1.29	%)(8)	0.00%
—	(0.10)	—	(0.10)	$10.46	5.23%		$113,269	1.56%		1.55%		(1.50%)		(1.49%)		0.00%
—	(0.75)	(0.15)	(0.90)	$10.04	2.85%		$115,717	1.60%		1.62%		(1.54%)		(1.56%)		34.92%
—	(0.25)	—	(0.25)	$10.65	9.09	%(5)	$100,579	1.80	%(6)	1.75	%(6)	(1.76	%)(6)	(1.71	%)(6)	33.66	%(5)

—	(0.17)	—	(0.17)	$10.62	7.60	%(5)	$13,939	1.72	%(6)(8)	1.69	%(6)(8)	(1.10	%)(6)(8)	(1.08	)%(6)(8)	0.00	%(5)
—	(0.40)	—	(0.40)	$10.03	0.11%		$13,307	1.70	%(8)	1.71	%(8)	(1.44	%)(8)	(1.45	%)(8)	0.00%
—	(0.10)	—	(0.10)	$10.42	5.15%		$17,024	1.71%		1.70%		(1.65%)		(1.64%)		0.00%
—	(0.75)	(0.15)	(0.90)	$10.01	2.65%		$13,925	1.75%		1.77%		(1.69%)		(1.71%)		34.92%
—	(0.25)	—	(0.25)	$10.64	8.99	%(5)	$13,246	1.95	%(6)	1.90	%(6)	(1.91	%)(6)	(1.86	%)(6)	33.66	%(5)

—	(0.49)	—	(0.49)	$11.07	7.78	%(5)	$188,139	0.09	%(6)	N/A		(0.01	%)(6)	N/A		6.82	%(5)
—	(0.14)	—	(0.14)	$10.74	1.81%		$180,870	0.11%		N/A		(0.11%)		N/A		16.43%
(0.10)	(0.29)	—	(0.39)	$10.69	5.81%		$145,606	0.13%		N/A		0.98%		N/A		16.83%
(0.51)	—	—	(0.51)	$10.50	6.02%		$164,687	0.13%		N/A		4.91%		N/A		6.46%
(0.23)	—	—	(0.23)	$10.40	6.42	%(5)	$146,296	0.26	%(6)	N/A		5.29	%(6)	N/A		0.62	%(5)

—	(0.49)	—	(0.49)	$11.03	7.71	%(5)	$36,801	0.24	%(6)	N/A		(0.16	%)(6)	N/A		6.82	%(5)
—	(0.14)	—	(0.14)	$10.71	1.72%		$32,696	0.26%		N/A		(0.26%)		N/A		16.43%
(0.10)	(0.29)	—	(0.39)	$10.67	5.57%		$52,988	0.27%		N/A		1.02%		N/A		16.83%
(0.50)	—	—	(0.50)	$10.50	5.88%		$108,003	0.28%		N/A		4.82%		N/A		6.46%
(0.23)	—	—	(0.23)	$10.40	6.36	%(5)	$80,018	0.41	%(6)	N/A		5.37	%(6)	N/A		0.62	%(5)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Financial Highlights

	PER SHARE DATA:
	Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(3)		Net Realized and Unrealized Gains (Losses)		Total from Investment Operations
STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2017 (Unaudited)	$9.68	(0.06)		0.86		0.80
Year Ended October 31, 2016	$9.93	(0.16)		0.07		(0.09)
Year Ended October 31, 2015	$9.70	(0.19)		0.52		0.33
Period Ended October 31, 2014(1)	$10.00	(0.12)		0.17		0.05	(6)
STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2017 (Unaudited)	$9.65	(0.07)		0.86		0.79
Year Ended October 31, 2016	$9.91	(0.17)		0.07		(0.10)
Year Ended October 31, 2015	$9.69	(0.20)		0.52		0.32
Period Ended October 31, 2014(1)	$10.00	(0.13)		0.17		0.04	(6)
STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2017 (Unaudited)	$9.06	(0.05)		0.43		0.38
Year Ended October 31, 2016	$8.83	(0.10)		0.33		0.23
Year Ended October 31, 2015	$9.95	(0.15)		(0.87)		(1.02)
Period Ended October 31, 2014(1)	$10.00	(0.11)		0.40		0.29	(6)
STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2017 (Unaudited)	$9.02	(0.06)		0.44		0.38
Year Ended October 31, 2016	$8.81	(0.11)		0.32		0.21
Year Ended October 31, 2015	$9.94	(0.16)		(0.87)		(1.03)
Period Ended October 31, 2014(1)	$10.00	(0.12)		0.41		0.29
STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND—CLASS I
Period Ended April 30, 2017 (Unaudited)	$9.51	(0.01	)(4)	0.65	(4)	0.64	(4)
Year Ended October 31, 2016	$9.51	(0.02	)(4)	0.02	(4)	0.00	(4)
Year Ended October 31, 2015	$9.76	0.05	(4)	(0.21	)(4)	(0.16	)(4)
Period Ended October 31, 2014(1)	$10.00	0.34	(4)	(0.24	)(4)	0.09	(4)
STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND—CLASS M
Period Ended April 30, 2017 (Unaudited)	$9.49	(0.02	)(4)	0.65	(4)	0.63	(4)
Year Ended October 31, 2016	$9.50	(0.04	)(4)	0.03	(4)	(0.01	)(4)
Year Ended October 31, 2015	$9.76	0.06	(4)	(0.23	)(4)	(0.17	)(4)(6)
Period Ended October 31, 2014(1)	$10.00	0.32	(4)	(0.24	)(4)	0.07	(4)(6)
STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND—CLASS I
Period Ended April 30, 2017 (Unaudited)	$10.01	(0.01	)(5)	0.71	(5)	0.70	(5)
Year Ended October 31, 2016	$10.07	(0.02	)(5)	0.11	(5)	0.09	(5)
Period Ended October 31, 2015(2)	$10.00	0.04	(5)	0.08	(5)	0.12	(5)(6)
STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND—CLASS M
Period Ended April 30, 2017 (Unaudited)	$9.98	(0.02	)(5)	0.72	(5)	0.70	(5)
Year Ended October 31, 2016	$10.06	(0.04	)(5)	0.11	(5)	0.07	(5)
Period Ended October 31, 2015(2)	$10.00	(0.01	)(5)	0.11	(5)	0.10	(5)
(1)	The Fund commenced operations on February 11, 2014.
(2)	The Fund commenced operations on November 14, 2014.
(3)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(4)	Per share amounts only include income and expenses of the Stone Ridge International Variance Risk Premium Master Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(5)	Per share amounts only include income and expenses of the Stone Ridge Global Equity Variance Risk Premium Master Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(6)	Includes redemption fees of less than $0.01 per share.
(7)	Not annualized.
(8)	Annualized.
(9)	Total Return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
(10)	Includes borrowing and investment-related expenses not covered by the Funds’ expense limitation agreement. See Note 4.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Financial Highlights

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(9)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

—	(0.04)	—	(0.04)	$10.44	8.24	%(7)	$75,149	1.83	%(8)(10)	1.78	%(8)(10)	(1.28	%)(8)(10)	(1.23	%)(8)(10)	0.00	%(7)
—	(0.16)	—	(0.16)	$9.68	(0.89%)		$77,284	1.81	%(10)	1.90	%(10)	(1.57	%)(10)	(1.66	%)(10)	115.09%
—	(0.10)	—	(0.10)	$9.93	3.40%		$90,449	1.83	%(10)	1.96	%(10)	(1.77	%)(10)	(1.90	%)(10)	107.43%
—	(0.19)	(0.16)	(0.35)	$9.70	0.47	%(7)	$59,551	2.16	%(8)	1.75	%(8)	(2.12	%)(8)	(1.71	%)(8)	70.35	%(7)

—	(0.04)	—	(0.04)	$10.40	8.16	%(7)	$20,765	1.99	%(8)(10)	1.94	%(8)(10)	(1.43	%)(8)(10)	(1.38	%)(8)(10)	0.00	%(7)
—	(0.16)	—	(0.16)	$9.65	(0.99%)		$19,530	1.96	%(10)	2.05	%(10)	(1.72	%)(10)	(1.81	%)(10)	115.09%
—	(0.10)	—	(0.10)	$9.91	3.30%		$21,082	1.98	%(10)	2.11	%(10)	(1.92	%)(10)	(2.05	%)(10)	107.43%
—	(0.19)	(0.16)	(0.35)	$9.69	0.36	%(7)	$18,795	2.35	%(8)	1.90	%(8)	(2.31	%)(8)	(1.86	%)(8)	70.35	%(7)

—	—	—	—	$9.44	4.19	%(7)	$48,408	1.86	%(8)(10)	1.80	%(8)(10)	(1.17	%)(8)(10)	(1.11	%)(8)(10)	0.00	%(7)
—	—	—	—	$9.06	2.60%		$45,164	1.79	%(10)	1.80	%(10)	(1.15	%)(10)	(1.16	%)(10)	160.98%
—	—	(0.10)	(0.10)	$8.83	(10.37%)		$47,338	2.09%		1.80%		(1.92%)		(1.63%)		485.70%
—	(0.34)	(0.01)	(0.35)	$9.95	3.05	%(7)	$36,142	2.41	%(8)	1.80	%(8)	(2.07	%)(8)	(1.46	%)(8)	229.94	%(7)

—	—	—	—	$9.40	4.21	%(7)	$3,502	2.00	%(8)(10)	1.95	%(8)(10)	(1.32	%)(8)(10)	(1.27	%)(8)(10)	0.00	%(7)
—	—	—	—	$9.02	2.38%		$3,541	1.92	%(10)	1.95	%(10)	(1.30	%)(10)	(1.31	%)(10)	160.98%
—	—	(0.10)	(0.10)	$8.81	(10.48%)		$3,079	2.22%		1.95%		(2.07%)		(1.80%)		485.70%
—	(0.34)	(0.01)	(0.35)	$9.94	2.95	%(7)	$3,702	2.84	%(8)	1.95	%(8)	(2.50	%)(8)	(1.61	%)(8)	229.94	%(7)

—	—	—	—	$10.15	6.73	%(7)	$7,725	1.04	%(8)	0.25	%(8)	(1.04	%)(8)	(0.25	%)(8)	2.38	%(7)
—	—	—	—	$9.51	0.00%		$7,518	0.58%		0.25%		(0.58%)		(0.25%)		11.65%
(0.05)	—	(0.04)	(0.09)	$9.51	(1.63%)		$9,536	0.47%		0.25%		0.33%		0.55%		13.94%
(0.24)	—	(0.10)	(0.34)	$9.76	0.92	%(7)	$5,971	0.82	%(8)	0.25	%(8)	4.20	%(8)	4.77	%(8)	21.41	%(7)

—	—	—	—	$10.12	6.64	%(7)	$4,212	1.19	%(8)	0.40	%(8)	(1.19	%)(8)	(0.40	%)(8)	2.38	%(7)
—	—	—	—	$9.49	(0.11%)		$4,269	0.69%		0.40%		(0.69%)		(0.40%)		11.65%
(0.05)	—	(0.04)	(0.09)	$9.50	(1.77%)		$19,894	0.62%		0.40%		0.36%		0.58%		13.94%
(0.22)	—	(0.10)	(0.32)	$9.76	0.82	%(7)	$19,533	0.98	%(8)	0.40	%(8)	3.93	%(8)	4.51	%(8)	21.41	%(7)

—	(0.25)	—	(0.25)	$10.46	7.15	%(7)	$34,216	0.35	%(8)	0.25	%(8)	(0.30	%)(8)	(0.21	%)(8)	5.88	%(7)
—	(0.15)	—	(0.15)	$10.01	0.92%		$33,414	0.39%		0.25%		(0.39%)		(0.25%)		21.71%
(0.05)	—	—	(0.05)	$10.07	1.17	%(7)	$38,899	0.47	%(8)	0.25	%(8)	0.21	%(8)	0.43	%(8)	62.45	%(7)

—	(0.25)	—	(0.25)	$10.43	7.17	%(7)	$7,374	0.50	%(8)	0.40	%(8)	(0.45	%)(8)	(0.36	%)(8)	5.88	%(7)
—	(0.15)	—	(0.15)	$9.98	0.71%		$7,351	0.53%		0.40%		(0.53%)		(0.40%)		21.71%
(0.04)	—	—	(0.04)	$10.06	1.05	%(7)	$9,464	0.72	%(8)	0.40	%(8)	(0.42	%)(8)	(0.10	%)(8)	62.45	%(7)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Financial Statements	April 30, 2017 (Unaudited)

1. Organization

Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company issuing shares in multiple series, each series representing a distinct portfolio with its own investment objectives and policies. As of April 30, 2017, Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Fund”), the Stone Ridge U.S. Large Cap Variance Risk Premium Fund (the “U.S. Large Cap VRP Fund”), the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap VRP Fund”, together with the U.S. Large Cap VRP Fund, the “U.S. VRP Funds”), the Stone Ridge U.S. Variance Risk Premium Master Fund (the “U.S. VRP Master Fund”, together with the U.S. VRP Funds, the “U.S. VRP Portfolio of Funds”), the Stone Ridge International Developed Markets Variance Risk Premium Fund (the “International Developed Markets VRP Fund”), the Stone Ridge Emerging Markets Variance Risk Premium Fund (the “Emerging Markets VRP Fund”, together with the International Developed Markets VRP Fund, the “International VRP Funds”), the Stone Ridge International Variance Risk Premium Master Fund (the “International VRP Master Fund”) and the Stone Ridge Global Equity Variance Risk Premium Master Fund (the “Global Equity VRP Master Fund”, together with the International VRP Funds and the International VRP Master Fund, the “International VRP Portfolio of Funds”) (collectively, the “Funds”) were each series of the Trust. Each of the Funds except High Yield Fund and the Global Equity VRP Master Fund is diversified. The High Yield Fund commenced operations on February 1, 2013. The U.S. VRP Funds commenced operations on May 1, 2013. The U.S. VRP Master Fund commenced operations on May 22, 2013. The International Developed Markets VRP Fund, Emerging Markets VRP Fund and International VRP Master Fund commenced operations on February 11, 2014. The Global Equity VRP Master Fund commenced operations on November 14, 2014. Each Fund offers two classes of shares to investors: Class I shares, with no front-end or back-end sales charges, and no 12b-1 fees; and Class M Shares, with no front-end or back-end sales charges, and a 0.15% 12b-1 fee. The High Yield Fund, the U.S. VRP Funds, and the U.S. VRP Master Fund do not charge redemption fees. The International VRP Portfolio of Funds did charge redemption fees, but the redemption fees were discontinued effective February 28, 2015. There are an unlimited number of authorized shares.

On December 5, 2016, the High Yield Fund Class M and Class I acquired all the net assets of the Stone Ridge Reinsurance Risk Premium Fund (the “Reinsurance Fund”) Class M and Class I, respectively, pursuant to a Plan of Reorganization approved by the Board of Trustees. The acquisition was accomplished by a tax-free exchange of 19,117,178 and 83,958,774 shares of Class M and Class I, respectively of the High Yield Fund (valued at $191,342,870 and $840,282,373 for Class M and Class I, respectively) for all (19,341,922 and 84,923,279 shares, respectively) of Class M and Class I of the Reinsurance Fund on December 5, 2016.

For financial reporting purposes, assets received and shares issued by the High Yield Fund were recorded at fair value; however, the cost basis of the investments received from the Reinsurance Fund was carried forward to align ongoing reporting of the High Yield Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Reinsurance Fund’s net assets at that date ($1,031,625,243), including $39,229,487 of unrealized appreciation, were combined with those of the High Yield Fund. The aggregate net assets of the High Yield Fund immediately after the acquisition were $1,519,782,667.

The investment objective of the High Yield Fund is to seek a high level of total return consisting of income and capital appreciation. The High Yield Fund pursues its investment objective by investing primarily in reinsurance-related securities, including event-linked bonds, preference shares or participation notes issued in connection with quota shares (“Quota Share Notes”), preference shares or participation notes issued in connection with excess-of-loss, stop-loss or other non-proportional reinsurance (“Excess of Loss Notes”), preference shares or participation notes issued in connection with industry loss warrants (“ILW Notes”) and, to a lesser extent, event-linked swaps, equity securities (publicly or privately offered) and the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”). The investment objective of each of the U.S. VRP Portfolio of Funds is to seek capital appreciation. The U.S. Large Cap VRP Fund typically pursues its investment objective by writing (selling) call and put options related to U.S. large-cap securities. The U.S. Small Cap VRP Fund typically pursues its investment objective by writing (selling) call and put options related to U.S. small-cap securities. The U.S. VRP Master Fund seeks to achieve its investment objective by investing in the U.S. VRP Funds. The investment objective of each of the International VRP Portfolio of Funds is to seek capital appreciation. The International Developed Markets VRP Fund typically pursues its objective by writing (selling) call and put options related to developed markets securities. The Emerging Markets VRP Fund typically pursues its objective by writing (selling) call and put options related to emerging

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Financial Statements	April 30, 2017 (Unaudited)

markets securities. The International VRP Master Fund seeks to achieve its investment objective by investing in the International VRP Funds. The Global Equity VRP Master Fund seeks to achieve its investment objective by investing in the International VRP Funds and the U.S. VRP Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

a) Investment Valuation and Fair Value Measurement The Board of Trustees has approved procedures pursuant to which each Fund will value its investments (the “Valuation Procedures”). The Board of Trustees has established an Adviser Valuation Committee comprised of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which they have delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board of Trustees.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

With respect to pricing of certain reinsurance-related event-linked or similar restricted securities (including participation notes and preference shares) for which at least one independent market-maker or two independent brokers regularly provide firm bids, the Fund will utilize an independent data delivery vendor to aggregate and provide an average bid price, if applicable, and the independent data delivery vendor will provide this pricing data to the Fund’s administrator. If the independent data delivery vendor cannot obtain independent firm bids for such securities, but there is an independent market maker or two independent brokers who will supply firm bids for such securities, then the Adviser may supply the Fund’s administrator with a contact from whom to obtain such bids, and the Fund’s administrator will contact such independent brokers, and use the bid or average bid, as applicable, as the value of the security. If, with respect to such securities, such independent firm bids are not available, but at least one independent firm or indicative bid is available, then the Adviser Valuation Committee may use that bid (or the average of those bids if more than one) as the value of the security if the Adviser Valuation Committee determines that such value is reasonable; the Adviser Valuation Committee may consider internal and/or independent external models in making that determination.

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the net asset value per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities (other than reinsurance-related securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE.

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Financial Statements	April 30, 2017 (Unaudited)

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the Valuation Date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers, insurance companies, reinsurance companies or other third-party sources (ii) valuations provided by a third-party pricing agent, (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values used to determine the Fund’s net asset value (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier that day.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Funds adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable,

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Financial Statements	April 30, 2017 (Unaudited)

not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following tables summarize the inputs used to value the Funds’ investments as of April 30, 2017.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
High Yield Fund
Assets
Event-Linked Bonds
China	$—	$—	$2,070,183	$2,070,183
Europe	—	3,030,925	—	3,030,925
Global	—	373,274,050	24,455,347	397,729,397
Japan	—	41,232,810	—	41,232,810
Turkey	—	3,301,513	—	3,301,513
United States	—	477,826,182	24,960,624	502,786,806
Total Event-Linked Bonds	—	898,665,480	51,486,154	950,151,634
Participation Notes (1)	—	—	50,602,862	50,602,862
Preference Shares (1)	—	—	124,801,877	124,801,877
Money Market Funds	14,887,940	—	—	14,887,940

Total Assets	$14,887,940	$898,665,480	$226,890,893	$1,140,444,313
Other Financial Instruments*
Unrealized depreciation on futures	$(526,771)	$—	$—	$(526,771)

Total	$(526,771)	$—	$—	$(526,771)

U.S. Large Cap VRP Fund
Assets
Contingent Value Rights (1)	$—	$—	$5,744	$5,744
U.S. Treasury Bills	—	325,649,065	—	325,649,065

Total Assets	$—	$325,649,065	$5,744	$325,654,809
Liabilities
Written Options	$(252,910)	$(638,945)	$—	$(891,855)

Total Liabilities	$(252,910)	$(638,945)	$—	$(891,855)

U.S. Small Cap VRP Fund (2)
Assets
Money Market Funds	$162,295	$—	$—	$162,295
U.S. Treasury Bills	—	126,278,056	—	126,278,056

Total Assets	$162,295	$126,278,056	$—	$126,440,351
Liabilities
Written Options	$(1,024,475)	$—	$—	$(1,024,475)

Total Liabilities	$(1,024,475)	$—	$—	$(1,024,475)

U.S. VRP Master Fund (2)
Assets
Investment Companies—Open End	$224,934,518	$—	$—	$224,934,518
Money Market Funds	159,723	—	—	159,723

Total Assets	$225,094,241	$—	$—	$225,094,241

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Financial Statements	April 30, 2017 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
International Developed Markets VRP Fund (2)
Assets
Money Market Funds	$16,719,126	$—	$—	$16,719,126
U.S. Treasury Bills	—	89,697,100	—	89,697,100

Total Assets	$16,719,126	$89,697,100	$—	$106,416,226
Liabilities
Written Options	$(613,867)	$(22,879)	$—	$(636,746)

Total Liabilities	$(613,867)	$(22,879)	$—	$(636,746)

Emerging Markets VRP Fund (2)
Assets
Money Market Funds	$102,434	$—	$—	$102,434
U.S. Treasury Bills	—	52,297,802	—	52,297,802

Total Assets	$102,434	$52,297,802	$—	$52,400,236
Liabilities
Written Options	$(21,250)	$(351,397)	$—	$(372,647)

Total Liabilities	$(21,250)	$(351,397)	$—	$(372,647)

International VRP Master Fund (2)
Assets
Investment Companies—Open End	$11,873,800	$—	$—	$11,873,800
Money Market Funds	75,023	—	—	75,023

Total Assets	$11,948,823	$—	$—	$11,948,823

Global Equity VRP Master Fund (2)
Assets
Investment Companies—Open End	$41,361,181	$—	$—	$41,361,181
Money Market Funds	252,535	—	—	252,535

Total Assets	$41,613,716	$—	$—	$41,613,716

*	Other financial instruments are derivatives, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)	The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the period ended April 30, 2017, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Financial Statements	April 30, 2017 (Unaudited)

Below is a reconciliation that details the activity of securities in Level 3 during the period ended April 30, 2017:

	HIGH YIELD FUND			U.S. LARGE CAP VRP FUND	U.S. SMALL CAP VRP FUND
	EVENT- LINKED BONDS	PARTICIPATION NOTES	PREFERENCE SHARES	CONTINGENT VALUE RIGHTS	CONTINGENT VALUE RIGHTS
Beginning Balance—November 1, 2016	$20,772,422	$41,943,248	$51,105,574	$5,744	$6,804
Acquisition	47,034,846	133,801,672	87,255,586	—	—
Dispositions	(2,824,724)	(132,384,311)	(17,072,377)	—	(9,175)
Realized gains	—	397,750	—	—	2,779
Return of capital	(13,868,236)	—	(7,667,992)	—	—
Change in unrealized appreciation/(depreciation)	371,846	6,844,503	11,181,086	—	(408)
Transfers in/(out) of Level 3	—	—	—	—	—
Ending Balance— April 30, 2017	$51,486,154	$50,602,862	$124,801,877	$5,744	$—

As of April 30, 2017, the change in unrealized appreciation (depreciation) on positions still held in the High Yield Fund, U.S. Large Cap VRP Fund and U.S. Small Cap VRP Fund were $21,878,675, $0, and $0, respectively.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes and preference shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2017.

High Yield Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/17	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Participation Notes	Financial Services	$11,356,485	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$0.0MM $0.0MM-$0.1MM	$0.0MM $0.1MM

Preference Shares	Financial Services	$95,628,388	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$7.2MM $0.0MM-$8.1MM	$1.5MM $2.1MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were priced using an indicative bid and have a value equal to $51,486,154 for Event-Linked Bonds, $39,246,377 for Participation Notes and $29,173,489 for Preference Shares.

Derivative Transactions — The High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund engaged in derivatives for hedging and speculative purposes during the period ended April 30, 2017. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund also engaged in derivatives to generate income from premiums. The use of derivatives included options and futures.

Futures Contracts — The High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund may purchase and sell futures contracts. The High Yield Fund, U.S. Large Cap VRP Fund and the International Developed Markets VRP Fund held futures contracts during

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Financial Statements	April 30, 2017 (Unaudited)

the period ended April 30, 2017. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and Emerging Markets VRP Fund use futures contracts to maintain appropriate equity market exposure. The High Yield Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended April 30, 2017, were as follows:

High Yield Fund
Total long futures contracts	$127,740
Total short futures contracts	$23,962,307

Options — The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund wrote call or put options during the period ended April 30, 2017. The Funds write put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Funds since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Funds pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market values of written options for the period ended April 30, 2017, were as follows:

	U.S. LARGE CAP VRP FUND	U.S. SMALL CAP VRP FUND	INTERNATIONAL DEVELOPED MARKETS VRP FUND	EMERGING MARKETS VRP FUND
Written Options	$1,402,511	$1,083,809	$1,074,118	$632,944

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Financial Statements	April 30, 2017 (Unaudited)

Transactions in written options during the period ended April 30, 2017 were as follows:

	U.S. LARGE CAP VRP FUND		U.S. SMALL CAP VRP FUND
Put Options	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding, beginning of period	1,658	$2,128,608	1,033	$1,233,450
Options written	64,412	59,920,802	44,457	44,396,506
Options terminated in closing transactions	(36,484)	(36,858,134)	(36,737)	(38,719,585)
Options exercised	(7,317)	(5,618,416)	(3,754)	(3,143,229)
Options expired	(21,022)	(18,622,442)	(4,144)	(3,086,425)

Outstanding, end of period	1,247	$950,418	855	$680,717

	INTERNATIONAL DEVELOPED MARKETS VRP FUND		EMERGING MARKETS VRP FUND
Put Options	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding, beginning of period	1,539	$1,109,698	12,548	$642,765
Options written	51,163	21,998,553	184,006	10,117,266
Options terminated in closing transactions	(33,646)	(16,182,852)	(168,024)	(9,670,404)
Options exercised	(8,631)	(2,720,054)	—	—
Options expired	(9,068)	(3,323,712)	(16,056)	(613,838)

Outstanding, end of period	1,357	$881,633	12,474	$475,789

Statement of Assets and Liabilities — Values of Derivatives at April 30, 2017

	LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
High Yield Fund
Futures
Foreign exchange contracts	Net assets — Unrealized depreciation*	$505,882
Interest rate contracts	Net assets — Unrealized depreciation*	20,889

U.S. Large Cap VRP Fund
Options
Equity contracts	Written options, at fair value	891,855

U.S. Small Cap VRP Fund
Options
Equity contracts	Written options, at fair value	1,024,475

International Developed Markets VRP Fund
Options
Equity contracts	Written options, at fair value	636,746

Emerging Markets VRP Fund
Options
Equity contracts	Written options, at fair value	372,647

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Schedule of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Financial Statements	April 30, 2017 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2017:

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	WRITTEN OPTIONS	TOTAL
High Yield Fund
Foreign exchange contracts	$1,535,125	$—	$1,535,125
Interest rate contracts	106,218	—	106,218

U.S. Large Cap VRP Fund
Equity contracts	(226,546)	30,835,503	30,608,957

U.S. Small Cap VRP Fund
Equity contracts	—	11,338,937	11,338,937

International Developed Markets VRP Fund
Equity contracts	68,591	7,775,687	7,844,278

Emerging Markets VRP Fund
Equity contracts	—	2,340,057	2,340,057

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	WRITTEN OPTIONS	TOTAL
High Yield Fund
Foreign exchange contracts	$(522,074)	$—	$(522,074)
Interest rate contracts	(43,865)	—	(43,865)

U.S. Large Cap VRP Fund
Equity contracts	—	(201,900)	(201,900)

U.S. Small Cap VRP Fund
Equity contracts	—	(818,008)	(818,008)

International Developed Markets VRP Fund
Equity contracts	—	289,625	289,625

Emerging Markets VRP Fund
Equity contracts	—	112,576	112,576

b) Offsetting on the Statement of Assets and Liabilities Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association (“ISDA”) agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

As of April 30, 2017 the Funds were not subject to any Master Netting Arrangements.

(c) Use of Estimates The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Financial Statements	April 30, 2017 (Unaudited)

(d) Indemnifications In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

(e) Federal Income Taxes The Funds intend to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Event-Linked Bonds Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the High Yield Fund may lose all or a portion of its principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if the High Yield Fund holds a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the High Yield Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis for the specified duration of the bond, as long as the trigger event(s) does not occur. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond, as long as the trigger event(s) does not occur. The High Yield Fund may invest in event-linked bonds directly or indirectly through certain derivative instruments. The High Yield Fund may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity.

(g) Quota Share Notes Investments in Quota Share Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the High Yield Fund, as a holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

(h) Excess of Loss Notes Excess of Loss Notes provide exposure to a form of reinsurance pursuant to which one party (typically an insurer or reinsurer) purchases protection against losses that exceed a specified threshold up to a set limit. For example, under such an arrangement, an insurer may have a book of business with $6 billion of total risk in respect of large, catastrophic losses. The insurer can purchase per-occurrence excess-of-loss reinsurance protection from an SPV for 40% of single-event losses the insurer suffers between $4 billion and $5 billion by paying the SPV a fixed premium. In this example, if the insurer suffered a loss of $5 billion due to one event, it would cover the first $4 billion itself (the amount it retained) and file a reinsurance claim with the SPV to pay 40% of the further $1 billion in losses (i.e., $400 million) and pay the remaining $600 million itself. If the insurer had losses of $6 billion, it would cover the first $4 billion itself, look to the SPV to pay 40% of $1 billion (again paying the $600 million itself) and would further retain the obligation to pay the additional $1 billion that exceeds the reinsurance coverage. The “trigger” for this type of reinsurance contract would be losses in excess of the specified amount.

(i) ILW Notes ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit U.S. Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Financial Statements	April 30, 2017 (Unaudited)

U.S. hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an index not linked to insurance industry losses, such as wind speed or earthquake magnitude and location. The High Yield Fund, as a holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event.

(j) Distributions to Shareholders The Funds intend to distribute to their shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Funds each may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(k) Foreign Securities and Currency Transactions The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held and it is reported as realized gains (losses) on foreign currency translation and change in unrealized appreciation (depreciation) on foreign currency related items on the Funds’ statement of operations.

The High Yield Fund may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the High Yield Fund will normally invest a significant amount of its assets in non-U.S. entities. Accordingly, the High Yield Fund may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the High Yield Fund invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The High Yield Fund’s investments will consist primarily of event-linked bonds, Quota Share Notes, Excess of Loss Notes and ILW Notes that provide the High Yield Fund with contractual rights under the terms of the bond issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the United States. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the High Yield Fund’s investments in foreign securities. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the High Yield Fund’s assets.

The International VRP Funds invest primarily in foreign issued securities. Investments in foreign (non-U.S.) issuers involve risks not ordinarily associated with exposure to securities and instruments of U.S. issuers, including risks relating to political, social and economic developments affecting issuers located in foreign countries and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currency exchange rates and regulations, or foreign withholding taxes. Investing directly or indirectly in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that obtains exposure exclusively in securities of U.S. issuers.

If the Funds invest in foreign issuers by purchasing American Depositary Receipts (“ADRs”) (U.S. dollar-denominated depositary receipts issued generally by banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the counter in the United States), the Funds are exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Financial Statements	April 30, 2017 (Unaudited)

(l) Allocation of Income, Expenses, Gains/Losses Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each fund are allocated daily to each share class based upon the ratio of net assets represented by each class as a percentage of the net assets of each fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated based on average net assets, with the exception of 12b-1 fees, which are expensed at 0.15% of average daily net assets of the Class M shares.

(m) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(n) Restricted Securities The Funds may invest a substantial portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid.

(o) REIT Distributions The character of distributions received from real estate investment trusts (“REITs”) held by the Funds is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made since the Funds have elected to be taxed as Regulated Investment Companies and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

For the year ended October 31, 2016, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID IN CAPITAL
Reinsurance Fund	$9,092,548	$(9,092,548)	$—
High Yield Fund	2,906,793	(2,906,794)	1
U.S. Large Cap VRP Fund	6,689,066	(6,690,829)	1,763
U.S. Small Cap VRP Fund	1,921,811	(984,955)	(936,586)
U.S. VRP Master Fund	156,605	(156,605)	—
International Developed Markets VRP Fund	1,025,941	48,505	(1,074,446)
Emerging Markets VRP Fund	792,777	1	(792,778)
International VRP Master Fund	(233,728)	289,003	(55,275)
Global Equity VRP Master Fund	1,367	20,258	(21,625)

These differences primarily relate to foreign currency gains/losses, investments in passive foreign investment companies (“PFICs”), 1256 options contracts, REIT adjustments and net operating losses.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Financial Statements	April 30, 2017 (Unaudited)

As of October 31, 2016, the components of accumulated earnings (losses) for income tax purposes were as follows:

	REINSURANCE FUND	HIGH YIELD FUND	U.S. LARGE CAP VRP FUND	U.S. SMALL CAP VRP FUND	U.S. VRP MASTER FUND	INTERNATIONAL DEVELOPED MARKETS VRP FUND	EMERGING MARKETS VRP FUND	INTERNATIONAL VRP MASTER FUND	GLOBAL EQUITY VRP MASTER FUND
Tax cost of investments	$1,086,028,872	$498,234,072	$382,014,685	$129,055,404	$207,478,112	$97,948,820	$49,454,750	$12,159,583	$41,331,526
Unrealized appreciation	1,201,964	66,782	481,784	547,298	7,992,939	3,198	4,051	259,279	528,496
Unrealized depreciation	3,119,765	(371,037)	(440,621)	(542,124)	(1,573,864)	(9,820)	(1,351)	(593,007)	(990,206)
Net unrealized appreciation (depreciation)	(1,917,801)	(304,255)	41,163	5,174	6,419,075	(6,622)	2,700	(333,728)	(461,710)
Undistributed ordinary income	54,900,483	24,860,390	221,919	—	—	—	—	—	—
Undistributed long-term gains/(capital loss carryover)	(21,102,332)	(8,081,766)	15,909,668	2,157,230	9,716,614	348,134	(2,761,229)	(1,286,999)	1,016,301
Total distributable earnings	54,900,483	24,860,390	16,131,587	2,157,230	9,716,614	348,134	—	—	1,016,301
Other temporary differences	5,492,634	3,003,221	(125,391)	(1,412,985)	(50,592)	(1,394,942)	(487,810)	(57,690)	(93,174)
Total accumulated earnings (loss)	$37,372,984	$19,477,590	$16,047,359	$749,419	$16,085,097	$(1,053,430)	$(3,246,339)	$(1,678,417)	$461,417

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to mark-to-market adjustments on PFICs, wash sales, and return of capital from underlying investments.

The tax character of distributions paid during the year ended October 31, 2016 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Reinsurance Fund	$55,825,591	$—	$—	$55,825,591
High Yield Fund	26,525,467	—	—	26,525,467
U.S. Large Cap VRP Fund	—	20,542,349	—	20,542,349
U.S. Small Cap VRP Fund	—	5,009,156	—	5,009,156
U.S. VRP Master Fund	—	2,575,794	—	2,575,794
International Developed Markets VRP Fund	—	1,803,640	—	1,803,640
Emerging Markets VRP Fund	—	—	—	—
International VRP Master Fund	—	—	—	—
Global Equity VRP Master Fund	368,787	330,592	—	699,379

The fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852 (b)(3), the amount necessary to reduce the earnings and profits of the fund related to net capital gain to zero for the tax year ended 10/31/2016.

The tax character of distributions paid during the period ended October 31, 2015 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Reinsurance Fund	$59,717,142	$—	$—	$59,717,142
High Yield Fund	29,047,570	—	—	29,047,570
U.S. Large Cap VRP Fund	4,016,372	5,922,854	—	9,939,226
U.S. Small Cap VRP Fund	1,263,965	30,192	—	1,294,157
U.S. VRP Master Fund	1,958,774	5,859,060	—	7,817,834
International Developed Markets VRP Fund	858,815	—	—	858,815
Emerging Markets VRP Fund	—	—	454,169	454,169
International VRP Master Fund	129,251	3,352	104,975	237,578
Global Equity VRP Master Fund	315,599	—	—	315,599

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Financial Statements	April 30, 2017 (Unaudited)

At October 31, 2016 certain Funds have tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
Reinsurance Fund	$(1,528,587)	$(19,573,745)	$(21,102,332)
High Yield Fund	(510,529)	(7,571,237)	(8,081,766)
U.S. Large Cap VRP Fund	—	—	—
U.S. Small Cap VRP Fund	—	—	—
U.S. VRP Master Fund	—	—	—
International Developed Markets VRP Fund	—	—	—
Emerging Markets VRP Fund	(2,761,229)	—	(2,761,229)
International VRP Master Fund	—	(1,286,998)	(1,286,998)
Global Equity VRP Master Fund	—	—	—

To the extent that the Funds listed above may realize future net capital gains, those gains will be offset by any of their unused respective capital loss carryforwards.

At October 31, 2016 certain Funds deferred, on a tax basis, ordinary late-year losses. These losses are deemed to arise on November 1, 2016.

Reinsurance Fund	$—
High Yield Fund	—
U.S. Large Cap VRP Fund	—
U.S. Small Cap VRP Fund	(1,397,509)
U.S. VRP Master Fund	(50,592)
International Developed Markets VRP Fund	(1,378,511)
Emerging Markets VRP Fund	(478,377)
International VRP Master Fund	(57,691)
Global Equity VRP Master Fund	(93,174)

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-ended October 31, 2016, or for any other tax years which are open for examination. As of October 31, 2016 open tax years include the periods ended October 31, 2014, 2015 and 2016. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

4. Agreements

(a) Investment Management Agreement Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) is the Funds’ investment adviser. The Adviser was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds.

As compensation for its services, the Adviser is paid by the High Yield Fund a fee, computed daily and paid monthly in arrears, at the annual rate of 1.50% of the Fund’s average daily net assets. As compensation for its services, the Adviser is paid by each of the U.S. VRP Funds and International VRP Funds a fee, computed daily and paid monthly in arrears, at the annual rate of 1.25% of that Fund’s average daily net assets. The U.S. VRP Master Fund, International VRP Master Fund and the Global Equity VRP Master Fund do not pay an advisory fee to the Adviser.

Through February 28, 2018 for the High Yield Fund, U.S. VRP Funds, and the International VRP Portfolio of Funds, the Adviser has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of certain funds or classes thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Funds’ business) solely to the extent necessary to limit the Funds’ total annual fund operating expenses to 1.65% for

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Financial Statements	April 30, 2017 (Unaudited)

Class I shares and 1.80% for Class M shares of the High Yield Fund, 1.75% for the Class I shares and 1.90% for the Class M shares of each of the U.S. VRP Funds and the International Developed Markets VRP Fund, 1.80% for the Class I shares and 1.95% for the Class M shares of the Emerging Markets VRP Fund, and 0.25% for the Class I shares and 0.40% for the Class M shares of the International VRP Master Fund and the Global Equity VRP Master Fund. With respect to each Fund, the Adviser is permitted to recoup in later periods expenses attributable to a Class that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Class of shares fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Class to exceed the annual rate in effect at the time of the recoupment; provided, however, that the Adviser shall not be permitted to recoup any such fees or expenses beyond three years from the month end in which the Adviser reduced a fee or reimbursed an expense. As of April 30, 2017, the Adviser has waived and may recoup fees as follows:

FUND	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2017)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2018)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2019)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2020)
High Yield Fund	$—	$—	$—	$(62,874)
U.S. Small Cap VRP Fund	—	—	—	(15,393)
International Developed Markets VRP Fund	—	—	—	(23,244)
Emerging Markets VRP Fund	(61,540)	(147,055)	(15,364)	(30,583)
International VRP Master Fund	(84,294)	(61,235)	(71,499)	(45,662)
Global Equity VRP Master Fund	—	(125,491)	(54,253)	(19,341)

(b) Custodian, Administrator and Transfer Agent The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

(c) Distributor Quasar Distributors, LLC (the “Distributor”), an affiliate of U.S. Bank, N.A., serves as the Funds’ distributor.

5. Distribution Plan

The Funds pay fees to the Distributor, on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Class M shares (“distribution fees”) and/or in connection with personal services rendered to Class M shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. The maximum annual rate at which the distribution and/or servicing fees may be paid under the 12b-1 Plan is 0.15% of each Fund’s average daily net assets attributable to the Class M Shares. Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

6. Related Parties

Certain officers of the Trust are also employees of the Adviser. The Officers, with the exception of a portion of the Chief Compliance Officer’s salary, are not compensated by the Trust.

7. Investment Transactions

For the period ended April 30, 2017, aggregate purchases and sales of securities (excluding short-term securities) by the Funds were as follows:

	HIGH YIELD FUND	U.S. LARGE CAP VRP FUND	U.S. SMALL CAP VRP FUND	U.S. VRP MASTER FUND	INTERNATIONAL DEVELOPED MARKETS VRP FUND	EMERGING MARKETS VRP FUND	INTERNATIONAL VRP MASTER FUND	GLOBAL EQUITY VRP MASTER FUND
Purchases	$70,636,737	$—	$—	$17,100,000	$4,491	$—	$277,190	$2,400,000
Sales	419,891,352	—	9,176	15,050,000	—	—	900,000	3,850,000
U.S. Government Security Purchases	—	—	—	—	—	—	—	—
U.S. Government Security Sales	—	—	—	—	—	—	—	—

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Financial Statements	April 30, 2017 (Unaudited)

8. Capital Share Transactions

HIGH YIELD FUND - CLASS I	PERIOD ENDED APRIL 30, 2017	YEAR ENDED OCTOBER 31, 2016
Shares sold	6,934,658	7,730,567
Shares sold in connection with acquisition (1)	83,958,774
Shares issued to holders in reinvestment of dividends	2,872,693	2,114,105
Shares redeemed	(36,608,022)	(10,510,679)
Net increase (decrease) in shares	57,158,103	(666,007)
Shares outstanding:
Beginning of period	41,371,548	42,037,555
End of period	98,529,651	41,371,548

HIGH YIELD FUND - CLASS M
Shares sold	1,193,554	2,086,393
Shares sold in connection with acquisition (1)	19,117,178
Shares issued to holders in reinvestment of dividends	435,997	272,346
Shares redeemed	(8,034,276)	(1,982,056)
Net increase in shares	12,712,453	376,683
Shares outstanding:
Beginning of period	6,072,312	5,695,629
End of period	18,784,765	6,072,312

U.S. LARGE CAP VRP FUND - CLASS I
Shares sold	1,566,949	7,900,168
Shares issued to holders in reinvestment of dividends	495,141	586,798
Shares redeemed	(6,802,675)	(5,268,632)
Net increase (decrease) in shares	(4,740,585)	3,218,334
Shares outstanding:
Beginning of period	29,430,293	26,211,959
End of period	24,689,708	29,430,293

U.S. LARGE CAP VRP FUND - CLASS M
Shares sold	589,908	992,059
Shares issued to holders in reinvestment of dividends	262,614	448,110
Shares redeemed	(2,292,219)	(3,591,462)
Net decrease in shares	(1,439,697)	(2,151,293)
Shares outstanding:
Beginning of period	6,457,512	8,608,805
End of period	5,017,815	6,457,512

U.S. SMALL CAP VRP FUND - CLASS I
Shares sold	531,971	3,271,493
Shares issued to holders in reinvestment of dividends	57,918	147,717
Shares redeemed	(1,578,450)	(2,845,362)
Net increase (decrease) in shares	(988,561)	573,848
Shares outstanding:
Beginning of period	11,397,717	10,823,869
End of period	10,409,156	11,397,717

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Financial Statements	April 30, 2017 (Unaudited)

U.S. SMALL CAP VRP FUND - CLASS M	PERIOD ENDED APRIL 30, 2017	YEAR ENDED OCTOBER 31, 2016
Shares sold	196,391	175,450
Shares issued to holders in reinvestment of dividends	20,998	58,961
Shares redeemed	(231,904)	(541,182)
Net decrease in shares	(14,515)	(306,771)
Shares outstanding:
Beginning of period	1,326,721	1,633,492
End of period	1,312,206	1,326,721

U.S. VRP MASTER FUND - CLASS I
Shares sold	887,748	5,014,796
Shares issued to holders in reinvestment of dividends	366,050	89,501
Shares redeemed	(1,099,355)	(1,883,545)
Net increase in shares	154,443	3,220,752
Shares outstanding:
Beginning of period	16,840,690	13,619,938
End of period	16,995,133	16,840,690

U.S. VRP MASTER FUND - CLASS M
Shares sold	361,352	809,234
Shares issued to holders in reinvestment of dividends	129,021	51,658
Shares redeemed	(206,447)	(2,771,034)
Net increase (decrease) in shares	283,926	(1,910,142)
Shares outstanding:
Beginning of period	3,053,904	4,964,046
End of period	3,337,830	3,053,904

INTERNATIONAL DEVELOPED MARKETS VRP FUND - CLASS I
Shares sold	365,120	1,795,333
Shares issued to holders in reinvestment of dividends	23,305	125,097
Shares redeemed	(1,172,034)	(3,047,388)
Net decrease in shares	(783,609)	(1,126,958)
Shares outstanding:
Beginning of period	7,980,402	9,107,360
End of period	7,196,793	7,980,402

INTERNATIONAL DEVELOPED MARKETS VRP FUND - CLASS M
Shares sold	67,895	447,008
Shares issued to holders in reinvestment of dividends	6,954	34,531
Shares redeemed	(101,461)	(584,773)
Net decrease in shares	(26,612)	(103,234)
Shares outstanding:
Beginning of period	2,024,141	2,127,375
End of period	1,997,529	2,024,141

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Financial Statements	April 30, 2017 (Unaudited)

EMERGING MARKETS VRP FUND - CLASS I	PERIOD ENDED APRIL 30, 2017	YEAR ENDED OCTOBER 31, 2016
Shares sold	321,317	978,394
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(180,436)	(1,351,568)
Net increase (decrease) in shares	140,881	(373,174)
Shares outstanding:
Beginning of period	4,987,703	5,360,877
End of period	5,128,584	4,987,703

EMERGING MARKETS VRP FUND - CLASS M
Shares sold	—	58,818
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(19,820)	(15,796)
Net increase (decrease) in shares	(19,820)	43,022
Shares outstanding:
Beginning of period	392,505	349,483
End of period	372,685	392,505

INTERNATIONAL VRP MASTER FUND - CLASS I
Shares sold	33,721	741,368
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(63,287)	(953,525)
Net decrease in shares	(29,566)	(212,157)
Shares outstanding:
Beginning of period	790,364	1,002,521
End of period	760,798	790,364

INTERNATIONAL VRP MASTER FUND - CLASS M
Shares sold	—	35,225
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(33,710)	(1,679,137)
Net decrease in shares	(33,710)	(1,643,912)
Shares outstanding:
Beginning of period	449,747	2,093,659
End of period	416,037	449,747

GLOBAL EQUITY VRP MASTER FUND - CLASS I
Shares sold	317,191	745,120
Shares issued to holders in reinvestment of dividends	80,969	56,080
Shares redeemed	(466,816)	(1,326,025)
Net decrease in shares	(68,656)	(524,825)
Shares outstanding:
Beginning of period	3,339,382	3,864,207
End of period	3,270,726	3,339,382

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Financial Statements	April 30, 2017 (Unaudited)

GLOBAL EQUITY VRP MASTER FUND - CLASS M	PERIOD ENDED APRIL 30, 2017	YEAR ENDED OCTOBER 31, 2016
Shares sold	13,947	157,902
Shares issued to holders in reinvestment of dividends	15,872	13,354
Shares redeemed	(59,139)	(375,860)
Net decrease in shares	(29,320)	(204,604)
Shares outstanding:
Beginning of period	736,471	941,075
End of period	707,151	736,471

(1)	On December 5, 2016, the Reinsurance Fund merged into the High Yield Fund (see Note 1 of the Notes to the Financial Statements).

9. Transactions with Affiliates

The following issuers may be deemed to be affiliated with the Funds during the period ended April 30, 2017. As defined in Section (2)(a)(3) of the 1940 Act; such issuers are:

	U.S. VRP MASTER FUND					INTERNATIONAL VRP MASTER FUND
	U.S. LARGE CAP VRP FUND—CLASS I		U.S. SMALL CAP VRP FUND—CLASS I		TOTAL	INTERNATIONAL DEVELOPED MARKETS VRP FUND—CLASS I		EMERGING MARKETS VRP FUND—CLASS I	TOTAL
November 1, 2016 Balance
Shares	13,510,250		7,010,409			806,654		434,934
Cost	$136,580,934		$70,142,253		$206,723,187	$7,786,213		$3,908,194	$11,694,407
Additions
Shares	1,208,227		413,283			12,797		17,182
Cost	$12,750,000		$4,350,000			$127,190		$150,000
Reductions
Shares	977,298		444,644			65,532		28,081
Cost	$10,099,037		$4,542,233			$654,967		$275,131
April 30, 2017 Balance
Shares	13,741,179		6,979,048			753,919		424,035
Cost	$139,231,897		$69,950,020		$209,181,917	$7,258,436		$3,783,063	$11,041,499
Value	$150,328,495		$74,606,023		$224,934,518	$7,870,911		$4,002,889	$11,873,800
Dividend Income	$84,960		$—		$84,960	$—		$—	$—
Realized Gain/(Loss)	$6,333,518	(1)	$1,344,461	(2)	$7,677,979	$22,224	(3)	$(25,131)	$(2,907)

	GLOBAL EQUITY VRP MASTER FUND
	U.S. LARGE CAP VRP FUND — CLASS I		U.S. SMALL CAP VRP FUND — CLASS I		INTERNATIONAL DEVELOPED MARKETS VRP FUND — CLASS I		EMERGING MARKETS VRP FUND — CLASS I	TOTAL
November 1, 2016 Balance
Shares	1,284,355		662,390		1,405,771		745,149
Cost	$13,456,056		$6,611,685		$13,545,620		$6,758,620	$40,371,981
Additions
Shares	80,167		28,369		63,622		66,068
Cost	$850,000		$300,000		$650,000		$600,000
Reductions
Shares	111,726		52,072		138,616		76,607
Cost	$1,182,300		$532,700		$1,358,907		$755,343
April 30, 2017 Balance
Shares	1,252,796		638,687		1,330,777		734,610
Cost	$13,123,756		$6,378,985		$12,836,713		$6,603,277	$38,942,731
Value	$13,705,588		$6,827,564		$13,893,310		$6,934,719	$41,361,181
Dividend Income	$7,877		$—		$—		$—	$7,877
Realized Gain/(Loss)	$581,637	(4)	$128,168	(5)	$89,640	(6)	$(55,343)	$744,102

(1)	Includes $6,082,555 of long-term capital gain distributions.
(2)	Includes $1,186,693 of long-term capital gain distributions.
(3)	Includes $27,190 of long-term capital gain distributions.
(4)	Includes $563,937 of long-term capital gain distributions.
(5)	Includes $110,868 of long-term capital gain distributions.
(6)	Includes $48,548 of long-term capital gain distributions.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Financial Statements	April 30, 2017 (Unaudited)

10. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At April 30, 2017, U.S. VRP Master Fund held, for the benefit of its shareholders, 46% of the U.S. Large Cap VRP Fund and 60% of the U.S. Small Cap VRP Fund. The International VRP Master Fund held, for the benefit of its shareholders, 8% of the International Developed Markets VRP Fund and 8% of the Emerging Markets VRP Fund. The Global Equity VRP Master Fund held, for the benefit of its shareholders, 4% of the U.S. Large Cap VRP Fund, 5% of the U.S. Small Cap VRP Fund, 14% of the International Developed Markets VRP Fund and 13% of the Emerging Markets VRP Fund.

11. Financing Facility

The High Yield Fund obtains leverage through a 29-day rolling facility (the “Facility”). The Facility, when drawn, is secured by the Fund’s assets, particularly catastrophe bonds which are posted as collateral. The Facility’s maximum withdrawal capacity was temporarily increased from $5,500,000 to $55,000,000 on December 1, 2016 then combined with the Reinsurance Fund’s Facility as part of the merger (see Note 1) for $200,000,000 on December 5, 2016. On April 28, 2017, the maximum withdrawal capacity was reduced to $100,000,000.

Through the period ended April 30, 2017, the High Yield Fund’s maximum borrowing was $200,000,000 and average borrowing was $98,200,000. This borrowing resulted in interest expenses of $1,172,566 at a weighted average interest rate of 2.37% and is included in Interest Expense on the High Yield Fund’s Statement of Operations. As of April 30, 2017, the High Yield Fund did not have an outstanding loan balance.

12. Subsequent Events Evaluation

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Expense Examples (Unaudited)

As a shareholder of the Stone Ridge Funds (each a “Fund”, together the “Funds”), you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 through April 30, 2017.

Actual Expenses

The first line on each table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Funds’ transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on each table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each share class of the Funds and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2016	ENDING ACCOUNT VALUE APRIL 30, 2017	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2016 – APRIL 30, 2017
Actual	$1,000.00	$1,021.10	$9.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.52	$9.35

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.87%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2016	ENDING ACCOUNT VALUE APRIL 30, 2017	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2016 – APRIL 30, 2017
Actual	$1,000.00	$1,020.90	$10.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.78	$10.09

*	Expenses are equal to the share class’s annualized six-month expense ratio of 2.02%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Expense Examples (Unaudited)

Stone Ridge U.S. Large Cap Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2016	ENDING ACCOUNT VALUE APRIL 30, 2017	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2016 – APRIL 30, 2017
Actual	$1,000.00	$1,079.20	$7.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.60	$7.25

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge U.S. Large Cap Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2016	ENDING ACCOUNT VALUE APRIL 30, 2017	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2016 – APRIL 30, 2017
Actual	$1,000.00	$1,078.70	$8.25
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.86	$8.00

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge U.S. Small Cap Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2016	ENDING ACCOUNT VALUE APRIL 30, 2017	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2016 – APRIL 30, 2017
Actual	$1,000.00	$1,076.60	$7.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.16	$7.70

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.54%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge U.S. Small Cap Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2016	ENDING ACCOUNT VALUE APRIL 30, 2017	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2016 – APRIL 30, 2017
Actual	$1,000.00	$1,076.00	$8.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.41	$8.45

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Expense Examples (Unaudited)

Stone Ridge U.S. Variance Risk Premium Master Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2016	ENDING ACCOUNT VALUE APRIL 30, 2017	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2016 – APRIL 30, 2017
Actual	$1,000.00	$1,077.80	$0.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.35	$0.45

*	Expenses are equal to the share class’s annualized six-month expense ratio of 0.09%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge U.S. Variance Risk Premium Master Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2016	ENDING ACCOUNT VALUE APRIL 30, 2017	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2016 – APRIL 30, 2017
Actual	$1,000.00	$1,077.10	$1.24
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.60	$1.20

*	Expenses are equal to the share class’s annualized six-month expense ratio of 0.24%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge International Developed Markets Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2016	ENDING ACCOUNT VALUE APRIL 30, 2017	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2016 – APRIL 30, 2017
Actual	$1,000.00	$1,082.40	$9.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.97	$8.90

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.78%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge International Developed Markets Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2016	ENDING ACCOUNT VALUE APRIL 30, 2017	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2016 – APRIL 30, 2017
Actual	$1,000.00	$1,081.60	$10.01
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.17	$9.69

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.94%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Expense Examples (Unaudited)

Stone Ridge Emerging Markets Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2016	ENDING ACCOUNT VALUE APRIL 30, 2017	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2016 – APRIL 30, 2017
Actual	$1,000.00	$1,041.90	$9.11
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.87	$9.00

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Emerging Markets Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2016	ENDING ACCOUNT VALUE APRIL 30, 2017	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2016 – APRIL 30, 2017
Actual	$1,000.00	$1,042.10	$9.87
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.12	$9.74

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge International Variance Risk Premium Master Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2016	ENDING ACCOUNT VALUE APRIL 30, 2017	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2016 – APRIL 30, 2017
Actual	$1,000.00	$1,067.30	$1.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.55	$1.25

*	Expenses are equal to the share class’s annualized six-month expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge International Variance Risk Premium Master Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2016	ENDING ACCOUNT VALUE APRIL 30, 2017	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2016 – APRIL 30, 2017
Actual	$1,000.00	$1,066.40	$2.05
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.81	$2.01

*	Expenses are equal to the share class’s annualized six-month expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Expense Examples (Unaudited)

Stone Ridge Global Equity Variance Risk Premium Master Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2016	ENDING ACCOUNT VALUE APRIL 30, 2017	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2016 – APRIL 30, 2017
Actual	$1,000.00	$1,071.50	$1.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.55	$1.25

*	Expenses are equal to the share class’s annualized six-month expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Global Equity Variance Risk Premium Master Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2016	ENDING ACCOUNT VALUE APRIL 30, 2017	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2016 – APRIL 30, 2017
Actual	$1,000.00	$1,071.70	$2.05
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.81	$2.01

*	Expenses are equal to the share class’s annualized six-month expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the fiscal year ended October 31, 2016, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
Reinsurance Fund	0.00%
High Yield Fund	0.00%
U.S. Large Cap VRP Fund	0.00%
U.S. Small Cap VRP Fund	0.00%
U.S. VRP Master Fund	0.00%
International Developed Markets VRP Fund	0.00%
Emerging Markets VRP Fund	0.00%
International VRP Master Fund	0.00%
Global Equity VRP Master Fund	4.13%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2016 was as follows:

PERCENTAGES
Reinsurance Fund	0.00%
High Yield Fund	0.00%
U.S. Large Cap VRP Fund	0.00%
U.S. Small Cap VRP Fund	0.00%
U.S. VRP Master Fund	0.00%
International Developed Markets VRP Fund	0.00%
Emerging Markets VRP Fund	0.00%
International VRP Master Fund	0.00%
Global Equity VRP Master Fund	3.57%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(c) for each Fund were as follows:

PERCENTAGES
Reinsurance Fund	0.00%
High Yield Fund	0.00%
U.S. Large Cap VRP Fund	0.00%
U.S. Small Cap VRP Fund	0.00%
U.S. VRP Master Fund	0.00%
International Developed Markets VRP Fund	0.00%
Emerging Markets VRP Fund	0.00%
International VRP Master Fund	0.00%
Global Equity VRP Master Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for each Fund were as follows:

PERCENTAGES
Reinsurance Fund	0.00%
High Yield Fund	0.00%
U.S. Large Cap VRP Fund	0.00%
U.S. Small Cap VRP Fund	0.00%
U.S. VRP Master Fund	0.00%
International Developed Markets VRP Fund	0.00%
Emerging Markets VRP Fund	0.00%
International VRP Master Fund	0.00%
Global Equity VRP Master Fund	52.73%

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Additional Information (Unaudited)

Shareholders should not use the above information to prepare their tax returns. Since each Fund’s fiscal year is not the calendar year, another notification will be made available with respect to calendar year 2016. Such notification, which will reflect the amount to be used by calendar year taxpayers on their Federal income tax returns, will be made in conjunction with Form 1099-DIV and will be made available in February on the Funds’ website, www.stoneridgefunds.com. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in each of the Funds.

2. Availability of Quarterly Portfolio Holdings Schedules

The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge on the SEC’s website www.sec.gov and may be available by calling 1.855.609.3680. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.stoneridgefunds.com	SQSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940

(the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President

Date 7/7/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President

Date 7/7/2017

By (Signature and Title) /s/ Patrick Kelly
Patrick Kelly, Treasurer

Date 7/7/2017